    As filed with the Securities and Exchange Commission on February 28th, 2005.
                                                      Registration No. 333-83558


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   (formerly, The Manufacturers Life Insurance
                     Company of New York Separate Account A)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive,Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)


                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                           ARNOLD R. BERGMAN, Esquire
                 John Hancock Life Insurance Company of New York
                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

   ___ immediately upon filing pursuant to paragraph (b) of Rule 485

   ___ on May 1, 2004 pursuant to paragraph (b) of Rule 485

   ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   __X_ on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item    Caption in Prospectus
Part A

1...........Cover Page
2...........Appendix A:  Special Terms
3...........Summary
4...........Appendix B:  Table of Accumulation Values
5           General Information about Us, The Variable Account, the Trust .
6           Charges and Deductions; Withdrawal Charges; Reduction or Elimination
             of Withdrawal Charges; Administration Fees; Mortality and Expense Risks Charge; Taxes; Expenses of
             Distributing the Contract
7...........Accumulation Period Provisions; Company Approval; Purchase Payments;
             Accumulation Units; Net Investment Factor; Transfers Among Investment Options; Telephone Transactions; Special Transfer Services - Dollar Cost Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification
8...........Pay Out Period Provisions; General; Annuity Options; Determination
             of Amount of the First Variable Annuity Benefit Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments; Transfers During the Pay Out During the Pay Out Period
9...........Accumulation Period Provisions; Death Benefit During the
             Accumulation Period; Pay Out Period Provisions; Death Benefit
             Period
10..........Accumulation Period Provisions; Purchase Payments; Accumulation
             Units; Value of Accumulation Units; Net Investment Factor; Distribution of Contracts
11..........Withdrawals; Accumulation Period Provisions; Purchase Payments;
             Other Contract Provisions; Ten Day Right to Review
12..........Federal Tax Matters; Introduction; Taxation of Annuities in General;
             Diversification Requirements; Qualified Retirement Plans; Appendix
             C:  Qualified Plan Types
13..........Legal Proceedings
14..........Statement of Additional Information - Table of Contents

Part B .....Caption in Statement of Additional Information

15..........Cover Page
16..........Table of Contents
17..........General Information and History.
18..........Services-Independent Auditors, Services-Servicing Agent
19..........Not Applicable
20..........Services - Principal Underwriter
21..........Performance Data
22..........Not Applicable
23..........Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION I
                                 "NYVenture III"

    Annuity Service Office                            Mailing Address
     601 Congress Street                          Post Office Box 55230
 Boston, Massachusetts 02210-2805            Boston, Massachusetts 02205- 5230
(617) 663-3000 or (800) 344-1029                Www.johnhancockannuities.com



                         Prospectus dated April 30, 2005


                                for interests in
       John Hancock Life Insurance Company of New York Separate Account A

                       Interests are made available under

                          VENTURE III VARIABLE ANNUITY

             a flexible purchase payment deferred combination fixed
                     and variable annuity contract issued by
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the _______ variable investment options. There are two fixed investment options.



Science & TECHNOLOGY
Pacific Rim
Health Sciences
Emerging Growth
Emerging Small Company
Small Cap
Small Cap Index
Small Company
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Stock
International Small Cap
International Equity Index
American International
International Value
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth
U.s. Global Leaders Growth
Quantitative All Cap
All Cap Core
Large Cap Growth
Total Stock Market Index
Blue Chip Growth
U.s. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Company Value
Special Value
Mid Cap Value
Value
All Cap Value
500 Index
Fundamental Value
Growth & Income
Large Cap
Quantitative Value
American Growth - Income
Equity-income
American Blue Chip Income and Growth
Income & Value
Pimco Vit All Asset Portfolio
Global Allocation
High Yield
U.s. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
Real Return Bond
Core Bond Active Bond
U.S. Government Securities
Money Market
Lifestyle Aggressive 1000
Lifestyle Growth 820
Lifestyle Balanced 640
Lifestyle Moderate 460
Lifestyle Conservative 280



Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Variable Account and the variable portion of the contract that the contract owner ("you") should know before investing. The contracts have not been approved or disapproved by the Securities and Exchange Commission ("SEC"). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning
(800) 344-1029. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.

In this Prospectus, we refer to the issuer of the contract as "John Hancock USA," "we," "us," "our," or "the Company." We use the word "contract" to refer both to an individual contract and to a certificate evidencing a participating interest in a group contract. (An individual contract will usually be issued only where a group contract may not be used.) Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company U.S.A. Separate Account H (the "Variable Account").


                                TABLE OF CONTENTS


SUMMARY.............................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE
PORTFOLIOS..........................................................
     John Hancock New York..........................................
     The Variable Account...........................................
     The Portfolios.................................................
DESCRIPTION OF THE CONTRACT.........................................
   Accumulation Period Provisions...................................
     Purchase Payments..............................................
     Accumulation Units.............................................
     Value of Accumulation Units....................................
     Net Investment Factor..........................................
     Transfers Among Investment Options.............................
     Maximum Number of Investment Options...........................
     Telephone Transactions.........................................
     Special Transfer Services - Dollar Cost Averaging..............
     Asset Rebalancing Program......................................
     Withdrawals....................................................
     Special Withdrawal Services - The Income Plan..................
     Death Benefit During Accumulation Period.......................
   PAY-OUT PERIOD PROVISIONS........................................
     General........................................................
     Annuity Options................................................
     Determination of Amount of the First Variable Annuity Payment..
     Annuity Units and the Determination of Subsequent Variable
     Annuity Benefit Payments.......................................
     Transfers During Pay-out Period................................
     Death Benefit During Pay-out Period............................
   OTHER CONTRACT PROVISIONS........................................
     Ten Day Right to Review........................................
     Ownership......................................................
     Annuitant......................................................
     Change of Maturity Date........................................
     Beneficiary....................................................
     Modification...................................................
     Our Approval...................................................
     Misstatement and Proof of Age, Sex or Survival.................
   FIXED ACCOUNT INVESTMENT OPTION..................................
   OPTIONAL BENEFITS................................................
     Annual Step Death Benefit......................................
     Guaranteed Retirement Income Programs..........................
     PRINCIPAL PLUS.................................................
CHARGES AND DEDUCTIONS..............................................
     Withdrawal Charges.............................................
     Administration Fee.............................................
     Distribution Fee...............................................
     Mortality and Expense Risks Charge.............................
     Taxes..........................................................
   Expenses of Distributing the Contract............................
FEDERAL TAX MATTERS.................................................
   Introduction.....................................................
   Our Tax Status...................................................
   Taxation of Annuities in General.................................
     Tax Deferral During Accumulation Period........................
     Taxation of Partial and Full Withdrawals.......................
     Taxation of Annuity Benefit Payments...........................
     Taxation of Death Benefit Proceeds.............................
     Penalty Tax on Premature Distributions.........................
     Aggregation of Contracts.......................................
   QUALIFIED RETIREMENT PLANS.......................................
     Direct Rollovers...............................................
     Loans..........................................................
   Federal Income Tax Withholding...................................
GENERAL MATTERS.....................................................
     Asset Allocation Services......................................
     Distribution of Contracts......................................
     Contract Owner Inquiries.......................................
     Confirmation Statements........................................
     Legal Proceedings..............................................
     Voting Interest................................................
     Reinsurance Arrangements.......................................
APPENDIX A:  Special Terms..........................................
APPENDIX B:  Examples of Calculation of Withdrawal Charge...........
APPENDIX C:  Qualified Plan Types...................................
APPENDIX D:  Guaranteed Retirement Income Benefits .................
APPENDIX U:  Accumulation Unit Value Tables.........................


THE TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION LISTS THE FOLLOWING SUBJECTS THAT IT COVERS:


GENERAL INFORMATION AND HISTORY..................
ACCUMULATION UNIT VALUE TABLES...................
SERVICES.........................................

   Independent Auditors..........................
   Servicing Agent...............................
   Principal Underwriter.........................
APPENDIX A:  AUDITED FINANCIAL STATEMENTS........

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "pay-out period"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, seventy-three Variable Account investment options are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that in the case of John Hancock Trust (the "Trust") (formerly, Manufacturers Investment Trust) invests in Series II shares of a corresponding portfolio of the Trust. A full description of each portfolio is in the portfolio prospectus. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.


Fixed. There are two fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment option without charge. In addition, you may transfer contract values from the fixed account investment option to the Variable Account investment options at the end of the one year guarantee period. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable

Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

DEATH BENEFITS. We will pay the death benefit described herein to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any annuitant (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

OPTIONAL BENEFITS. Annual Step Death Benefit. The Annual Step Death Benefit provides a death benefit, upon the death of any owner prior to the Maturity Date. The Annual Step Death Benefit is not available in all states. You may elect the optional Annual Step Death Benefit at the time the contract is issued and if the rider is available for sale in the state where the contract is sold. An additional fee of 0.05% is imposed for this death benefit. Election of the Annual Step Death Benefit is irrevocable. The amount of the death benefit for the Annual Step Death Benefit is the greater of:

      -     the death benefit described above; or

      -     the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.




REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% IRS penalty tax may apply to withdrawals prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the portfolio prospectuses.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

                                                NUMBER OF COMPLETE
DEFERRED SALES LOAD  (withdrawal charge as         YEARS PURCHASE             WITHDRAWAL CHARGE
percentage of purchase payments)                PAYMENT IN CONTRACT               PERCENTAGE
------------------------------------------      -------------------           -----------------
                                                        0                             6%
                                                        1                             5%
                                                        2                             4%
                                                        3+                            0%
ANNUAL CONTRACT FEE                                                   None
TRANSFER FEE
         Guaranteed Fee                                               $25(A)
         Current Fee                                                  $ 0(A)

(A) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                      SEPARATE ACCOUNT ANNUAL EXPENSES (A)
Mortality and expense risks fee                                                    1.25%
Administration fee- asset based                                                    0.15%
Distribution Fee                                                                   0.25%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)         1.65%

Fee for optional Annual Step Death Benefit                                         0.05%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ANNUAL STEP DEATH BENEFIT REFLECTED)  1.70%

             FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE

GRIP II Fee (as a percentage of the Income Base)                                   0.45%(B)

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) The annual GRIP II fee is 0.45% multiplied by the Income Base. The GRIP II Fee is deducted from the account value on each contract anniversary. A complete definition of GRIP II Income Base may be found below under "Guaranteed Retirement Income Programs."


Total Annual Portfolio Operating Expenses



The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(A)                       MINIMUM(B)     MAXIMUM
--------------------------------------------                       ----------     -------

RANGE OF EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, INCLUDING
MANAGEMENT FEES, RULE 12B-1 FEES, AND OTHER EXPENSES                 0.76%         1.87%

(A) THE MINIMUM AND MAXIMUM EXPENSES SHOWN DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS. IF SUCH REIMBURSEMENTS WERE REFLECTED, THE MINIMUM AND MAXIMUM EXPENSES WOULD BE 0.76% AND 1.79% RESPECTIVELY. EXPENSE REIMBURSEMENTS MAY BE TERMINATED AT ANY TIME.

(B) For contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Variable Account invests in a different class of portfolio shares for certain variable investment options available under those contracts. See the appendix in this Prospectus entitled "Prior Contracts" for more information.

The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.

                                                                                     TOTAL
                                                  MANAGEMENT  RULE 12B-1   OTHER     ANNUAL
PORTFOLIO                                           FEES         FEES     EXPENSES  EXPENSES
--------------------------------------------------------------------------------------------
JOHN HANCOCK TRUST - Series II shares:
Science & Technology Trust(H)                      1.04%(C)     0.25%     0.07%     1.36%
Pacific Rim Trust(H)                               0.80%        0.25%     0.28%     1.33%
Health Sciences Trust(H)                           1.05%(C)     0.25%     0.11%     1.41%
Emerging Growth Trust                              0.80%        0.25%     0.07%     1.12%
Emerging  Small Company Trust(H)                   1.00%        0.25%     0.06%     1.31%
Small Cap Trust(A)                                 0.85%        0.25%     0.07%     1.17%
Small Company Trust +                              1.05%        0.25%     0.57%(A)  1.87%(D)
Dynamic Growth Trust(H)                            0.95%        0.25%     0.07%     1.27%
Mid Cap Stock Trust(H)                             0.86%        0.25%     0.05%     1.16%
Natural Resources Trust                            1.01%        0.25%     0.07%     1.33%
All Cap Growth Trust(H)                            0.89%        0.25%     0.06%     1.20%
Strategic Opportunities Trust(H)                   0.80%        0.25%     0.07%     1.12%
Financial Services Trust(H)                        0.88%(F)     0.25%     0.08%     1.21%
International Opportunities Trust(A)               1.00%        0.25%     0.20%     1.45%
International Stock Trust(H)                       0.95%        0.25%     0.16%     1.36%
International Small Cap Trust(H)                   1.00%        0.25%     0.19%     1.44%
International Value Trust(H)                       0.87%(E)     0.25%     0.15%     1.27%
Quantitative Mid Cap Trust(H)                      0.75%        0.25%     0.09%     1.09%
Mid Cap Core Trust                                 0.90%        0.25%     0.16%     1.31%
Global Trust(H)                                    0.85%(E)     0.25%     0.15%     1.25%
Capital Appreciation Trust(H)                      0.85%        0.25%     0.07%     1.17%
U.S. Global Leaders Growth Trust +                 0.71%        0.25%     0.73%(A)  1.69%(D)
Quantitative All Cap Trust                         0.71%        0.25%     0.05%     1.01%
All Cap Core Trust(H)                              0.80%        0.25%     0.07%     1.12%
Large Cap Growth Trust(H)                          0.85%        0.25%     0.06%     1.16%
Blue Chip Growth Trust(H)                          0.82%(C)     0.25%     0.04%     1.11%
U.S. Large Cap Trust(H)                            0.82%        0.25%     0.06%     1.13%
Core Equity Trust +                                0.85%        0.25%     0.06%(A)  1.16%
Strategic Value Trust(H)                           0.85%        0.25%     0.09%     1.19%
Large Cap Value Trust                              0.85%        0.25%     0.13%     1.23%
Classic Value Trust +                              0.87%        0.25%     0.56%(A)  1.68%(D)
Utilities Trust(H)                                 0.85%        0.25%     0.25%     1.35%
Real Estate Securities Trust(H)                    0.70%        0.25%     0.05%     1.00%
Small Cap Opportunities Trust                      1.00%        0.25%     0.08%     1.33%
Small Company Value Trust(H)                       1.04%        0.25%     0.01%     1.30%
Special Value Trust                                1.00%        0.25%     0.28%     1.53%
Mid Cap Value Trust(H)                             0.87%        0.25%     0.05%     1.17%
Value Trust(H)                                     0.74%        0.25%     0.06%     1.05%
All Cap Value Trust(H)                             0.84%        0.25%     0.06%     1.15%
Fundamental Value Trust(H)                         0.84%(F)     0.25%     0.05%     1.14%
Growth & Income Trust(H)                           0.65%        0.25%     0.04%     0.94%

                                                                                     TOTAL
                                                  MANAGEMENT  RULE 12B-1   OTHER     ANNUAL
PORTFOLIO                                           FEES         FEES     EXPENSES  EXPENSES
--------------------------------------------------------------------------------------------
Large Cap Trust(A)                                 0.85%        0.25%     0.15%     1.25%
Quantitative Value Trust +                         0.70%        0.25%     0.08%(A)  1.03%
Equity-Income Trust(H)                             0.81%(C)     0.25%     0.05%     1.11%
Income & Value Trust(H)                            0.79%        0.25%     0.04%     1.08%
Global Allocation Trust(H)                         0.85%        0.25%     0.20%     1.30%
High Yield Trust(H)                                0.68%        0.25%     0.07%     1.00%
U.S. High Yield Bond Trust(A)                      0.75%        0.25%     0.21%     1.21%
Strategic Bond Trust(H)                            0.70%        0.25%     0.08%     1.03%
Strategic Income Trust +                           0.73%        0.25%     0.46%A    1.44%
Global Bond Trust(H)                               0.70%        0.25%     0.10%     1.05%
Investment Quality Bond Trust(H)                   0.60%        0.25%     0.09%     0.94%
Total Return Trust(H)                              0.70%        0.25%     0.05%     1.00%
Real Return Bond Trust                             0.70%        0.25%     0.07%     1.02%
Core Bond Trust(A)                                 0.69%        0.25%     0.21%     1.15%
Active Bond Trust(A)                               0.61%        0.25%     0.04%     0.90%
U.S. Government Securities Trust(H)                0.62%        0.25%     0.07%     0.94%
Money Market Trust(H)                              0.48%        0.25%     0.03%     0.76%
Small Cap Index Trust(H)                           0.49%        0.25%     0.03%     0.77%
International Equity Index Trust A (A)             0.55%        0.25%     0.06%     0.86%
Mid Cap Index Trust(H)                             0.49%        0.25%     0.03%     0.77%
Total Stock Market Index Trust(H)                  0.49%        0.25%     0.03%     0.77%
500 Index Trust(H)                                 0.46%        0.25%     0.05%     0.76%
Lifestyle Aggressive 1000 Trust(H)                 0.05%        0.25%     1.02%(B)  1.32%
Lifestyle Growth 820 Trust(H)                      0.05%        0.25%     0.95%(B)  1.25%
Lifestyle Balanced Trust(H)                        0.05%        0.25%     0.89%(B)  1.19%
Lifestyle Moderate Trust(H)                        0.05%        0.25%     0.87%(B)  1.17%
Lifestyle Conservative Trust(H)                    0.05%        0.25%     0.78%(B)  1.08%
American Growth Trust(G)                           0.35%        0.75%     0.03%     1.13%
American International Trust(G)                    0.54%        0.75%     0.08%     1.37%
American Blue Chip Income and Growth Trust(G)      0.45%        0.75%     0.05%     1.25%
American Growth-Income Trust(G)                    0.29%        0.75%     0.03%     1.07%
PIMCO Variable Insurance Trust - Class M Shares:
PIMCO VIT All Asset Portfolio                           %           %         %         %

+ Commencement of operations + May 3, 2004

(A) Based on estimates for the current fiscal year

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:


                                                   TOTAL ANNUAL
PORTFOLIO                          OTHER EXPENSES    EXPENSES
---------------------------------------------------------------
Lifestyle Aggressive 1000 Trust         1.01%         1.31%
Lifestyle Growth 820 Trust              0.94%         1.24%
Lifestyle Balanced Trust                0.89%         1.19%
Lifestyle Moderate Trust                0.86%         1.16%
Lifestyle Conservative Trust            0.78%         1.08%

This voluntary expense reimbursement may be terminated at any time.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.

The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT    TOTAL ANNUAL
PORTFOLIO                               FEES         EXPENSES
---------------------------------------------------------------
Science & Technology Trust              1.01%         1.33%
Health Sciences Trust                   1.02%         1.38%
Blue Chip Growth Trust                  0.79%         1.08%
Equity-Income Trust                     0.79%         1.09%

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                   TOTAL ANNUAL
PORTFOLIO                          OTHER EXPENSES    EXPENSES
---------------------------------------------------------------
Small Company Trust                     0.49%          1.79%
U.S. Global Leaders Growth Trust        0.50%          1.46%
Classic Value Trust                     0.50%          1.62%

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                     MANAGEMENT    TOTAL ANNUAL
PORTFOLIO                               FEES         EXPENSES
---------------------------------------------------------------
Global Trust                            0.80%         1.20%
International Value Trust               0.80%         1.20%

These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                   BETWEEN $50
                                     FIRST $50     MILLION AND      EXCESS OVER
PORTFOLIO                             MILLION*    $500 MILLION*    $500 MILLION*
--------------------------------------------------------------------------------
Financial Services Trust               0.85%          0.80%            0.75%
Fundamental Value Trust                0.85%          0.80%            0.75%

(*) as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT    TOTAL ANNUAL
PORTFOLIO                               FEES         EXPENSES
---------------------------------------------------------------
Financial Services Trust                0.83%         1.16%
Fundamental Value Trust                 0.79%         1.09%

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:

                                     MANAGEMENT    TOTAL ANNUAL
PORTFOLIO                               FEES         EXPENSES
---------------------------------------------------------------
American Growth Trust                   0.34%         1.12%
American International Trust            0.53%         1.36%
American Blue Chip Income and
Growth Trust                            0.44%         1.24%
American Growth-Income Trust            0.28%         1.06%

(H) The Variable Account invests in the Series I class of this portfolio's shares for contracts issued prior to May 13, 2002. See the appendix in this Prospectus entitled "Prior Contracts" for more information.

Examples

The examples below are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses.

The first example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and Principal Plus. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maximum portfolio operating expenses- Contract with optional riders:

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the
contract at the end of the applicable time period:

The second example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Minimum portfolio operating expenses - Contract with no optional riders:

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the
contract at the end of the applicable time period:

For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Examples above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or less than those shown.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the portfolio prospectuses.


SERIES II TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES A                            MINIMUM  MAXIMUM
-----------------------------------------------------                            -------  -------
(Expenses that are deducted from portfolio assets, including advisory fees,          %        %
Rule 12b-1 fees and Other Expenses)


(A) The minimum and maximum expenses for Series II do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.75% and 1.75%, respectively. Expense reimbursements may be terminated at any time.

EXAMPLE. The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses.

The Series II Example of Expenses below reflects both the optional Annual Step-Up Death Benefit fee and the GRIP II fee. (A growth factor of 6% is assumed in calculating the GRIP II Fee).

If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)


SERIES II                                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------                                          ------  -------  -------  --------
Maximum Total Annual Portfolio Operating Expenses     $      $        $         $
Minimum Total Annual Portfolio Operating Expenses     $      $        $         $


If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower.)


SERIES II                                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------                                          ------  -------  -------  --------
Maximum Total Annual Portfolio Operating Expenses     $       $        $         $
Minimum Total Annual Portfolio Operating Expenses     $       $        $         $


For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS


John Hancock New York


===============================================================================
We are an indirect subsidiary of MFC.
===============================================================================

We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595.

We are a wholly-owned subsidiary of John Hancock Life Insurance Company
(U.S.A.) ("John Hancock USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. John Hancock USA is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



John Hancock New York's financial ratings are as follows:

      A++ A.M. Best
      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch
      Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

      AA+ Standard & Poor's
      Very strong financial security characteristics; 2nd category of 21



These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock New York's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the portfolio(s) you select.
================================================================================

We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has seventy-three sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.


THE PORTFOLIOS



The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust (except those invested in the All Asset Portfolio. The Trust (and the PIMCO Variable Insurance Trust (the "PIMCO TRUST")) is registered under the 1940 Act as an open-end management investment company. The portfolios must pay investment management fees, Rule 12-b-1 fees and other operating expenses. These fees and expenses, as shown in the portfolio expense table in "Summary- Total Annual Portfolio Operating Expenses" section of the Prospectus are different for each fund and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a portfolio or its affiliates at an annual rate of up to approximately 0.25% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that portfolio. Any such payments do not, however, result in any charge to you in addition to what is shown in the table.



The figures for the portfolios shown in the portfolio expense table are based upon historical portfolio expenses as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.



The Trust receives investment advisory services from John Hancock Investment Management Services, LLC ("JHIMS LLC")(formerly, Manufacturers Securities Services, LLC).



Each of the Trust portfolios, except the Lifestyle Trusts, is subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets and 0.35% of a portfolio's Series II net assets (0.75% of a Series II net assets in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Each Lifestyle Trust invests in portfolios that are subject to Rule 12b-1 fees.



The International Equity Index Fund is a series of the John Hancock Variable Series Trust I (the "VST TRUST") which is registered under the 1940 Act as an open-end management investment company. The assets of the International Equity Index Fund subaccount are invested in Series II shares of the International Equity Index Fund which is subject to a 0.60% Rule 12b-1 fee (except in the case of contracts issued prior to May 13, 2002 where the assets are invested in Series I shares of the International Equity Index Fund which are subject to a 0.40% Rule 12b-1 fee).



The All Asset Portfolio is a series of the PIMCO Trust which is registered under the 1940 Act as an open-end management investment company. The assets of the All Asset Portfolio subaccounts are invested in Class M shares of the All Asset Portfolio which is subject to a 0.25% Rule 12b-1 fee. The PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO").

                                    PORTFOLIO
        PORTFOLIO                   MANAGER                               INVESTMENT DESCRIPTION
        ---------                   -------                               ----------------------
Science & Technology Trust    T. Rowe Price Associates,  seeks long-term growth of capital by investing, under normal
                              Inc.                       Market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology.  Current income is incidental to the portfolio's objective

Pacific Rim Trust             Mfc Global Investment      seeks long-term growth of capital by investing in a diversified
                              Management (U.S.A.)        Portfolio that is comprised primarily of common stocks and
                              Limited                    equity-related securities of corporations domiciled in countries in the Pacific Rim region

Health Sciences Trust         T. Rowe Price Associates,  seeks long-term capital appreciation by investing, under normal
                              Inc.                       Market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research,development,production, or distribution of products or services related to health care,medicine, or the life sciences(collectively termed "health sciences").

Emerging Growth Trust         Mfc Global Investment      seeks superior long-term rates of return through capital
                              Management (U.S.A.)        appreciation by investing, under normal circumstances, primarily
                              Limited                    in high quality securities and convertible instruments of
                                                         small-cap u.S. Companies.

Emerging Small Company Trust  Franklin Advisers, Inc.    seeks long-term growth of capital by investing, under normal
                              SHOULD THIS READ           market conditions, at least 80% of its net assets (plus any
                              FRANKLIN TEMPLETON NOW     borrowings for investment purposes) in common stock equity
                              PER LIST?                  Securities of companies with market capitalizations that
                                                         approximately match the range of capitalization of the Russell
                                                         2000 Growth Index* ("small cap stocks") at the time of purchase.

Small Cap Trust               Independence Investment    (NEW PORTFOLIO)
                              LLC

Small Cap Index Trust         Mfc Global Investment      seeks to approximate the aggregate total return of a small cap
                              Management (U.S.A.)        U.S. domestic equity market index by attempting to track the
                              Limited                    performance of the Russell 2000 Index.

      Portfolio               Portfolio Manager                      Investment Description
      ---------               -----------------                      ----------------------
Small Company Trust         American Century        seeks long-term capital growth by investing, under
                            Investment              normal market conditions, primarily in equity
                            Management, Inc.        securities of smaller-capitalization U.S. companies.
                                                    The subadviser uses quantitative, computer-driven
                                                    models to  construct  the  portfolio  of stocks  for the
                                                    Small Company Trust.

Dynamic Growth Trust        Deutsche Asset          seeks long-term growth of capital by investing in
                            Management Inc.         stocks and other equity securities of medium-sized U.S.
                                                    companies with strong growth potential.

Mid Cap Stock Trust         Wellington Management   seeks long-term growth of capital by investing
                            Company, LLP            primarily in equity securities of mid-size
                                                    companies with significant capital appreciation potential.

Natural Resources Trust     Wellington Management   seeks long-term total return by investing, under normal
                            Company, LLP            market conditions, primarily in equity and equity-related
                                                    securities  of natural  resource-related companies worldwide.

All Cap Growth Trust        AIM Capital             seeks long-term capital appreciation by investing the
                            Management, Inc.        portfolio's assets under normal market conditions,
                                                    principally in common stocks of companies that are likely
                                                    to benefit from new or innovative products,
                                                    services or processes, as well as those that have
                                                    experienced above average, long-term growth in earnings
                                                    and have excellent prospects for future growth.

Strategic Opportunities     Fidelity Management &   seeks growth of capital by investing primarily in
Trust                       Research Company        common stocks. Investments may include securities of
                                                    domestic and foreign issuers, and growth or value
                                                    stocks or a combination of both.

Financial Services Trust    Davis Advisors          seeks growth of capital by investing primarily in
                                                    common stocks of financial companies. During normal
                                                    market conditions, at least 80% of the portfolio's net
                                                    assets (plus any borrowings for investment purposes)
                                                    are invested in companies that are principally engaged
                                                    in financial services. A company is "principally engaged"
                                                    in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

International               Marisco Capital         (NEW PORTFOLIO)
Opportunities Trust         Management, LLC

International Stock Trust   Deutsche Asset          seeks long-term growth of capital by investing in
                            Management Investment   stocks and other securities with equity characteristics
                            Services Ltd.           of companies located in the developed countries that
                                                    make up the MSCI EAFE Index.

International Small Cap     Templeton Investment    seeks  capital  appreciation  by investing  primarily in
Trust                       Counsel, Inc.           the common stock of companies  located  outside the U.S.
                                                    which have total stock market  capitalization  or annual
                            Change to Franklin      revenues  of  $1.5  billion  or  less  ("small   company
                            Templeton per List?     securities").

      Portfolio              Portfolio Manager                  Investment Description
      ---------              -----------------                  ----------------------
American International      Capital Research        invests all of its assets in Class 2 shares of the
Trust                       Management Company      International Fund, a series of American Fund Insurance
                                                    Series. The International Fund invests primarily in
                                                    common stocks of companies located outside the United
                                                    States.

International Value Trust   Templeton Investment    seeks long-term growth of capital by investing, under
                            Counsel, Inc.           normal market conditions, primarily in equity securities
                                                    of companies located outside the U.S., including
                                                    emerging markets.

Quantitative Mid Cap Trust  MFC Global Investment   seeks long-term growth of capital by investing, under
                            Management (U.S.A.)     normal market conditions, at least 80% of its total
                            Limited                 assets (plus any borrowings for investment purposes) in
                                                    U.S. mid-cap stocks, convertible preferred stocks,
                                                    convertible bonds and warrants.

Mid Cap Index Trust         MFC Global Investment   seeks to approximate the aggregate total return of a mid
                            Management (U.S.A.)     cap U.S. domestic equity market index by attempting to
                            Limited                 track the performance of the S&P Mid Cap 400 Index*.

Mid Cap Core Trust          AIM Capital             seeks long-term growth of capital by investing, normally,
                            Management, Inc.        at least 80% of its assets  in equity securities,
                                                    including convertible securities, of mid-capitalization
                                                    companies.

Global Trust                Templeton Global        seeks long-term capital appreciation by investing,
                            Advisors Limited        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment  purposes) in
                                                    equity securities of companies located anywhere in the
                                                    world, including emerging markets.

Capital Appreciation Trust  Jennison Associates     seeks long-term capital growth by investing at least
                            LLC                     65% of its total assets in equity-related securities
                                                    of companies that exceed $1 billion in market
                                                    capitalization and that the subadviser believes have
                                                    above-average growth prospects. These companies are
                                                    generally medium-to-large capitalization companies.

 Portfolio                  Portfolio Manager       Investment Description

American Growth Trust       Capital Research        invests all of its assets in Class 2 shares of the
                            Management Company      Growth Fund, a series of American Fund Insurance
                                                    Series. The Growth Fund invests primarily in
                                                    common stocks of companies that appear to offer
                                                    superior opportunities for growth of capital.

U.S. Global Leaders         Sustainable Growth      seeks long-term growth of capital by investing,
Growth Trust                Advisers, L.P.          under normal market conditions, primarily in
                                                    common stocks of "U.S. Global Leaders."

Quantitative All Cap Trust  MFC Global Investment   seeks long-term growth of capital by investing,
                            Management (U.S.A.)     under normal circumstances, primarily in equity
                            Limited                 securities of U.S. companies. The portfolio will
                                                    generally focus on equity securities of U.S.
                                                    companies across the three market capitalization
                                                    ranges of large, mid and small.

All Cap Core Trust          Deutsche Asset          seeks long-term growth of capital by investing
                            Management Inc.         primarily in common stocks and other equity
                                                    securities within all asset classes (small, mid
                                                    and large cap) primarily those within the Russell
                                                    3000 Index

Large Cap Growth Trust      Fidelity Management &   seeks long-term growth of capital by investing,
                            Research Company        under normal market conditions, at least 80% of
                                                    its net assets (plus any borrowings for investment
                                                    purposes) in equity securities of companies with
                                                    large market capitalizations.

Total Stock Market Index    MFC Global Investment   seeks to approximate the aggregate total return of
Trust                       Management (U.S.A.)     a broad U.S. domestic equity market index by
                            Limited                 attempting to track the performance of the
                                                    Wilshire 5000 Equity Index*

Blue Chip Growth Trust      T. Rowe Price           seeks to achieve long-term growth of capital
                            Associates, Inc.        (current income is a secondary objective) by
                                                    investing, under normal market conditions, at
                                                    least 80% of the portfolio's total assets in the
                                                    common stocks of large and medium-sized blue chip
                                                    growth companies. Many of the stocks in the
                                                    portfolio are expected to pay dividends.

U.S. Large Cap Trust        Capital Guardian        seeks long-term growth of capital and income by
                            Trust Company           investing the portfolio's assets, under normal
                                                    market conditions, primarily in equity and
                                                    equity-related securities of companies with market
                                                    capitalization greater than $500 million.

Core Equity Trust           Legg Mason Funds        seeks long-term capital growth by investing, under
                            Management, Inc.        normal market conditions, primarily in equity
                                                    securities that, in the subadviser's opinion,
                                                    offer the potential for capital growth. The
                                                    subadviser seeks to purchase securities at large
                                                    discounts to the subadviser's assessment of their
                                                    intrinsic value.

Strategic Value Trust       Massachusetts           seeks capital appreciation by investing, under
                            Financial Services      normal market conditions, at least 65% of its net
                            Company                 assets in common stocks and related securities of
                                                    companies which the subadviser believes are
                                                    undervalued in the market relative to their long
                                                    term potential.

Large Cap Value Trust       Mercury Advisors        seeks long-term growth of capital by investing,
                                                    under normal market conditions, primarily in a
                                                    diversified portfolio of equity securities of
                                                    large cap companies located in the U.S.

Classic Value Trust         Pzena Investment        seeks long-term growth of capital by investing,
                            Management, LLC         under normal market conditions, at least 80% of
                                                    its net assets in domestic equity securities.

Portfolio                   Portfolio Manager       Investment Description

Utilities Trust             Massachusetts           seeks capital growth and current income (income
                            Financial Services      above that available from a portfolio invested
                            Company                 entirely in equity securities) by investing, under
                                                    normal market conditions, at least 80% of the
                                                    portfolio's net assets (plus any borrowings for
                                                    investment purposes) in equity and debt securities
                                                    of domestic and foreign companies in the utilities
                                                    industry.

Real Estate Securities      Deutsche Asset          seeks to achieve a combination of long-term
Trust                       Management Inc.         capital appreciation and current income by
                                                    investing, under normal market conditions, at
                                                    least 80% of its net assets (plus any borrowings
                                                    for investment purposes) in equity securities of
                                                    real estate investment trusts ("REITS") and real
                                                    estate companies.

Small Cap Opportunities     Munder Capital          seeks long-term capital appreciation by investing,
Trust                       Management              under normal circumstances, at least 80% of its
                                                    assets in equity securities of companies with
                                                    market capitalizations within the range of the
                                                    companies in the Russell 2000 Index.

Small Company Value         T. Rowe Price           seeks long-term growth of capital by investing,
                            Associates, Inc.        under normal market conditions, primarily in small
                                                    companies whose common stocks are believed to be
                                                    undervalued. Under normal market conditions, the
                                                    portfolio will invest at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in
                                                    companies with a market capitalization that do not
                                                    exceed the maximum market capitalization of any
                                                    security in the Russell 2000 Index* at the time of
                                                    purchase.

Special Value               Saloman Brothers        seeks long-term capital growth by investing, under
(only Series II available)  Asset Management Inc    normal circumstances, at least 80% of its net
                                                    assets in common stocks and other equity
                                                    securities of companies whose market
                                                    capitalization at the time of investment is no
                                                    greater than the market capitalization of
                                                    companies in the Russell 2000 Value Index.

Mid Cap Value               Lord, Abbett & Co       seeks capital appreciation by investing, under
                                                    normal market conditions, at least 80% of the
                                                    portfolio's net assets (plus any borrowings for
                                                    investment purposes) in mid-sized companies, with
                                                    market capitalization of roughly $500 million to
                                                    $10 billion.

Value                       Van Kampen              seeks to realize an above-average total return
                                                    over a market cycle of three to five years,
                                                    consistent with reasonable risk, by investing
                                                    primarily in equity securities of companies with
                                                    capitalizations similar to the market
                                                    capitalization of companies in the Russell Midcap
                                                    Value Index.

All Cap Value               Lord, Abbett & Co       seeks capital appreciation by investing in equity
                                                    securities of U.S. and multinational companies in
                                                    all capitalization ranges that the subadviser
                                                    believes are undervalued.

Portfolio                   Portfolio Manager       Investment Description

500 Index Trust             MFC Global Investment   seeks to approximate the aggregate total return of
                            Management (U.S.A.)     a broad U.S. domestic equity market index by
                            Limited                 attempting to track the performance of the S&P 500
                                                    Composite Stock Price Index*.

Fundamental Value Trust     Davis Advisors          seeks growth of capital by investing, under normal
                                                    market conditions, primarily in common stocks of
                                                    U.S. companies with market capitalizations of at
                                                    least $5 billion that the subadviser believes are
                                                    undervalued. The portfolio may also invest in U.S.
                                                    companies with smaller capitalizations.

Growth & Income Trust       Wellington Management   seeks long-term growth of capital and income,
                            Company, LLP            consistent with prudent investment risk, by
                                                    investing primarily in a diversified portfolio of
                                                    common stocks of U.S. issuers which the subadviser
                                                    believes are of high quality.

Large Cap Trust             UBS Global Asset        (NEW PORTFOLIO)
                            Management

Quantitative Value Trust    MFC Global Investment   seeks long-term capital appreciation by investing
                            Management (U.S.A.)     primarily in large-cap U.S. securities with the
                            Limited                 potential for long-term growth of capital.

American Growth  - Income   Capital Research        invests all of its assets in Class 2 shares of the
Trust                       Management Company      Growth-Income Fund, a series of American Fund
                                                    Insurance Series. The Growth-Income Fund invests
                                                    primarily in common stocks or other securities
                                                    which demonstrate the potential for appreciation
                                                    and/or dividends.

Equity-Income Trust         T. Rowe Price           seeks to provide substantial dividend income and
                            Associates, Inc.        also long-term capital appreciation by investing
                                                    primarily in dividend-paying common stocks,
                                                    particularly of established companies with
                                                    favorable prospects for both increasing dividends
                                                    and capital appreciation.

American Blue Chip Income   Capital Research        invests all of its assets in Class 2 shares of the
and Growth Trust            Management Company      Blue Chip Income and Growth Fund, a series of
                                                    American Fund Insurance Series. The Blue Chip
                                                    Income and Growth Fund invests primarily in common
                                                    stocks of larger, more established companies based
                                                    in the U.S. with market capitalizations of $4
                                                    billion and above.

Income & Value Trust        Capital Guardian        seeks the balanced accomplishment of (a)
                            Trust Company           conservation of principal and (b) long-term growth
                                                    of capital and income by investing the portfolio's
                                                    assets in both equity and fixed-income securities.
                                                    The subadviser has full discretion to determine
                                                    the allocation between equity and fixed income
                                                    securities.

Portfolio                   Portfolio Manager        Investment Description

PIMCO VIT All Asset         Pacific Investment      seeks maximum real return consistent with
Portfolio                   Management Company      preservation of real capital and prudent
(a series of the PIMCO                              investment management by investing, under normal
Variable Insurance Trust)                           circumstances, substantially all of its assets in
(only Class M is                                    Institutional Class shares of the PIMCO Funds,
available for sale)                                 Pacific Investment Management Series, an
                                                    affiliated open-end investment company.

Global Allocation Trust     UBS Global Asset        seeks total return, consisting of long-term
                            Management              capital appreciation and current income, by
                                                    investing in equity and fixed income securities of
                                                    issuers located within and outside the U.S.

High Yield Trust            Saloman Brothers        seeks to realize an above-average total return
                            Asset Management Inc    over a market cycle of three to five years,
                                                    consistent with reasonable risk, by investing
                                                    primarily in high yield debt securities, including
                                                    corporate bonds and other fixed-income
                                                    securities.

U.S. High Yield Bond Trust  Wells Fargo Fund        (NEW PORTFOLIO)
                            Management, LLC

Strategic Bond Trust        Saloman Brothers        seeks a high level of total return consistent with
                            Asset Management Inc    preservation of capital by giving its subadviser
                                                    broad discretion to deploy the portfolio's assets
                                                    among certain segments of the fixed income market
                                                    as the subadviser believes will best contribute to
                                                    achievement of the portfolio's investment
                                                    objective.

Strategic Income Trust      John Hancock            seeks a high level of current income by investing,
                            Advisers, LLC           under normal market conditions, primarily in
                                                    foreign government and corporate debt securities
                                                    from developed and emerging markets; U.S.
                                                    Government and agency securities; and U.S. high
                                                    yield bonds.

Global Bond Trust           Pacific Investment      seeks to realize maximum total return, consistent
                            Management Company      with preservation of capital and prudent
                                                    investment management by investing the portfolio's
                                                    assets primarily in fixed income securities
                                                    denominated in major foreign currencies, baskets
                                                    of foreign currencies (such as the ECU), and the
                                                    U.S. dollar.

Investment Quality Bond     Wellington Management   seeks a high level of current income consistent
Trust                       Company, LLP            with the maintenance of principal and liquidity,
                                                    by investing in a diversified portfolio of
                                                    investment grade bonds and tends to focus its
                                                    investment on corporate bonds and U.S. Government
                                                    bonds with intermediate to longer term maturities.
                                                    The portfolio may also invest up to 20% of its
                                                    assets in non-investment grade fixed income
                                                    securities.

Portfolio                   Portfolio Manager        Investment Description

Total Return Trust          Pacific Investment      seeks to realize maximum total return, consistent
                            Management Company      with preservation of capital and prudent
                                                    investment management by investing, under normal
                                                    market conditions, at least 65% of the portfolio's
                                                    assets in a diversified portfolio of fixed income
                                                    securities of varying maturities. The average
                                                    portfolio duration will normally vary within a
                                                    three- to six-year time frame based on the
                                                    subadviser's forecast for interest rates.

Real Return Bond Trust      Pacific Investment      seeks maximum return, consistent with preservation
                            Management Company      of capital and prudent investment management by
                                                    investing, under normal market conditions, at
                                                    least 80% of its net assets in inflation-indexed
                                                    bonds of varying maturities issued by the U.S. and
                                                    non-U.S. governments and by corporations.

Core Bond Trust             Wells Fargo Fund        (NEW PORTFOLIO)
                            Management, LLC

Active Bond Trust           Declaration             (VST PORTFOLIO NEW TO MIT)
                            Management & Research
                            LLC

                            John Hancock
                            Advisers, LLC

U.S. Government             Saloman Brothers        seeks a high level of current income consistent
Securities Trust            Asset Management Inc    with preservation of capital and maintenance of
                                                    liquidity, by investing in debt obligations and
                                                    mortgage-backed securities issued or guaranteed by
                                                    the U.S. Government, its agencies or
                                                    instrumentalities and derivative securities such
                                                    as collateralized mortgage obligations backed by
                                                    such securities.

Money Market Trust          MFC Global Investment   seeks maximum current income consistent with
                            Management (U.S.A.)     preservation of principal and liquidity by
                            Limited                 investing in high quality money market instruments
                                                    with maturities of 397 days or less issued
                                                    primarily by U. S. entities.

Lifestyle Aggressive 1000   MFC Global Investment   seeks to provide long-term growth of capital
Trust                       Management (U.S.A.)     (current income is not a consideration) by
                            Limited                 investing 100% of the Lifestyle Trust's assets in
                                                    other portfolios of the Trust ("Underlying
                            Deutsche Asset          Portfolios") which invest primarily in equity
                            Management Inc.         securities.

Portfolio                   Portfolio Manager       Investment Description

Lifestyle Growth 820 Trust  MFC Global Investment   seeks to provide long-term growth of capital with
                            Management (U.S.A.)     consideration also given to current income by
                            Limited                 investing approximately 20% of the Lifestyle
                                                    Trust's assets in Underlying Portfolios which
                            Deutsche Asset          invest primarily in fixed income securities and
                            Management Inc.         approximately 80% of its assets in Underlying
                                                    Portfolios which invest primarily in equity
                                                    securities.

Lifestyle Balanced 640      MFC Global Investment   seeks to provide a balance between a high level of
Trust                       Management (U.S.A.)     current income and growth of capital with a
                            Limited                 greater emphasis given to capital growth by
                                                    investing approximately 40% of the Lifestyle
                            Deutsche Asset          Trust's assets in Underlying Portfolios which
                            Management Inc.         invest primarily in fixed income securities and
                                                    approximately 60% of its assets in Underlying
                                                    Portfolios which invest primarily in equity
                                                    securities.

Lifestyle Moderate 460      MFC Global Investment   seeks to provide a balance between a high level of
Trust                       Management (U.S.A.)     current income and growth of capital with a
                            Limited                 greater emphasis given to current income by
                                                    investing approximately 60% of the Lifestyle
                            Deutsche Asset          Trust's assets in Underlying Portfolios which
                            Management Inc.         invest primarily in fixed income securities and
                                                    approximately 40% of its assets in Underlying
                                                    Portfolios which invest primarily in equity
                                                    securities.

Lifestyle Conservative      MFC Global Investment   seeks to provide a high level of current income
280 Trust                   Management (U.S.A.)     with some consideration also given to growth of
                            Limited                 capital by investing approximately 80% of the
                                                    Lifestyle Trust's assets in Underlying Portfolios
                            Deutsche Asset          which invest primarily in fixed income securities
                            Management Inc.         and approximately 20% of its assets in Underlying
                                                    Portfolios which invest primarily in equity
                                                    securities.



*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


YOU BEAR THE INVESTMENT RISK OF ANY PORTFOLIO YOU CHOOSE AS AN INVESTMENT OPTION FOR YOUR CONTRACT. A full description of the portfolios, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

                                      * * *

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote portfolio shares.
================================================================================

Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such three year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described herein).

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
================================================================================

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

      - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses

TRANSFERS AMONG INVESTMENT OPTIONS


During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.



You may make a transfer by providing written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.


================================================================================
We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.
================================================================================


Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. as a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment option's underlying a portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for the variable account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the variable account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of A PORTFOLIO are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a

SINGLE TRANSFER. WE DO NOT COUNT: (A) Scheduled transfers made pursuant to our dollar cost averaging program or our asset rebalancing program, (B) Transfers from a fixed account option at the end of its guarantee period, (C) Transfers made within a prescribed period before and after a substitution of underlying portfolios and (D) Transfers made during the pay-out period (These transfers are subject to a 30 day notice requirement, however, as described in the "transfers during pay-out period" section of this prospectus). Under the variable account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from That money market investment option to another variable account investment option may be made. We apply the variable account's policy and procedures uniformly to all contract owners.



We reserve the right to take other actions to restrict trading , including, but not limited to:


      restricting the number of transfers made during a defined period,

      restricting the dollar amount of transfers,

      restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (To the extent permitted by applicable law).


While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investor.


MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

TELEPHONE TRANSACTIONS

You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (We will provide you with one upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.


As stated earlier in this prospectus, we have imposed restrictions on transfers including the right to change our telephone transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.


================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one-year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Telephone Redemptions. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix C "QUALIFIED PLAN TYPES").

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

AMOUNT OF DEATH BENEFIT. The death benefit payable under the contract will be the greater of:

      -     the contract value, or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death;

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date the death benefit is determined.

      -     No additional purchase payments may be made.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owners death will be treated as a purchase payment to the contract (excluding any optional benefits).

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional benefit.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
Annuity benefit payments may be paid in several ways.
================================================================================

You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity benefit payments commence, the annuity option may not be changed and the form of settlement may not be changed.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

      OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD


================================================================================
Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.
================================================================================



Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

TEN DAY RIGHT TO REVIEW

You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which the contract is delivered to us. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date the request was signed. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. The annuitant becomes the owner of the contract at the Maturity Date.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

CHANGE OF MATURITY DATE

During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

================================================================================
The fixed account investment option is not a security.
================================================================================

FIXED ACCOUNT INVESTMENT OPTION

SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

================================================================================
The fixed account investment option guarantees interest of at least 3%.
================================================================================

INVESTMENT OPTIONS. Currently, there is a one-year fixed account investment option available under the contract. In addition, the DCA fixed account investment option may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details).

Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to the one-year fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to the one-year fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to the fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

================================================================================
Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.
================================================================================

TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

      - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX
MATTERS-QUALIFIED RETIREMENT PLANS LOANS").

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

ANNUAL STEP DEATH BENEFIT

You may elect the Annual Step Death Benefit for an additional charge of 0.05% of the value of the variable investment accounts. Election of this optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:

      -     the death benefit described above; or

      -     the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT MAY NOT BE ELECTED.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i) is equal to the optional Annual Step Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new contract owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.

TERMINATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT. The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step Death Benefit benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step Death Benefit) as the new owner.

ANNUAL STEP DEATH BENEFIT FEE. A daily charge in an amount equal to 0.05% of the value of each variable investment account on an annual basis is deducted from each sub-account for the Annual Step Death Benefit.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without Annual Step Death Benefit) may have on your plan (see APPENDIX C to the prospectus). Please consult your tax advisor.

The addition of the Annual Step Death Benefit to a contract may not always be in your interest since an additional fee is imposed for this benefit.

GUARANTEED RETIREMENT INCOME PROGRAMS


The Guaranteed Retirement Income Programs are no longer available. See Appendix E for a description of these optional riders.


PRINCIPAL PLUS

The optional Principal Plus rider provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You may elect Principal Plus at the time the contract is issued, provided:

      Principal Plus is available for sale in the state where the contract is sold; you have not selected a GRIP rider;

      your entire contract value is invested in accordance with the investment options available with Principal Plus;

      your contract is not issued as a Tax Sheltered Annuity, described in
      Section 403(b) of the Code; and

      the oldest owner has not yet attained age 81 (for Qualified contracts only).

We reserve the right to accept or refuse to issue Principal Plus at our sole discretion. Once Principal Plus is elected, its effective date will be the Contract Date and it is irrevocable. If you elect Principal Plus, there is an additional annual fee of 0.30% (as a percentage of Adjusted GWB). (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value (see "Principal Plus Fee" below).

The addition of Principal Plus to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, Principal Plus contains age caps and limitations that limit a contract owner's rights and benefits at certain ages and values. These caps and limitations should be considered when determining the suitability of Principal Plus, especially at older ages.

Prior to discussing how Principal Plus works, it is important for you to understand the following definitions:

Guaranteed Withdrawal                      The total amount available for future
withdrawals                Balance         periodic under Principal Plus.
"GWB"                                      The initial GWB is equal to your
                                           initial payment(s).

Guaranteed                                 The amount guaranteed to be available
Withdrawal                 Amount          each contract year for withdrawal
"GWA"                                      under Principal Plus until the GWB is
                                           depleted.
                                           The initial GWA is equal to 5% of
                                           the initial GWB.

Principal Plus guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of Principal Plus:

      If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year. If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.") If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under Principal Plus to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.") If you choose to make withdrawals up to the Life Expectancy Amount, as defined under Principal Plus, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

      If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.").

For purposes of this discussion of Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Withdrawals under Principal Plus will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under Principal Plus will reduce the Death Benefit like any other withdrawal. (See Death Benefit During Accumulation Period). If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.

Since the benefit of Principal Plus is accessed through withdrawals, the purchase of Principal Plus may not be appropriate for owners whose primary objective is to take maximum advantage of the tax deferral aspect of the contract. Prior to electing Principal Plus, please consult with your tax and financial advisors on this matter, as well as other tax matters associated with Principal Plus.

Additional Purchase Payments. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:

(a)   exceed $100,000 or

      (b) cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.

For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add Principal Plus to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 -1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing Principal Plus. For all contracts, notwithstanding the above, we reserve the right to refuse to accept additional purchase payments at any time after the first Contract Anniversary.

Calculation of GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the Principal Plus fee will be based on the Stepped-Up value and we reserve the right to increase the Principal Plus fee. (See "Principal Plus Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

      If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:

      (a)   the contract value immediately after the withdrawal; or

      (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

Calculation of GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:

      (a)   the GWA immediately prior to the purchase payment; or

      (b)   the lesser of:

            (i)   5% of the GWB immediately after the purchase payment; or

            (ii)the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.

As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:

      (a)   the GWA immediately prior to the Bonus; or

      (b)   5% of the GWB immediately after the Bonus.

Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:

      (a)   the GWA immediately prior to the Step-Up of the GWB; or

      (b)   5% of the GWB immediately after the Step-Up of the GWB.

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:

      (a)   the GWA immediately prior to the withdrawal; or

      (b)   5% of the greater of:

            (i)   the contract value immediately after the withdrawal; or

            (ii)the GWB immediately after the withdrawal.

Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

Life Expectancy Distributions. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of Principal Plus, Life Expectancy Distributions are distributions within a calendar year that:

(a) are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and

      (b)   are paid to the owner:

            (i) pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or

            (ii) pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

            (iii) as required or contemplated by Code Section 401(a)(9), Section
                  403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

      (c) do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

      (a) the contract value as of the applicable date divided by the owner's Life expectancy as described below; or

      (b) the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

(a) the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 -1/2 Distributions and Required Minimum Distributions); or

(b) the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

We reserve the right to make any changes necessary to comply with the Code and Treasury Regulations.

The Life Expectancy Amount calculation provided under Principal Plus is based on the Company's understanding and interpretation of the requirements under tax law as of May 10, 2004 applicable to Pre-59 -1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the GWB and the GWA. Please discuss these matters with your tax advisor prior to electing Principal Plus.

Settlement Phase. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then Principal Plus will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The Principal Plus fee will not be deducted during Principal Plus's settlement phase.

During Principal Plus's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. You may choose among the frequencies that we make available at that time. If any owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

Effect of Payment of Death Benefit. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, Principal Plus will continue. If Principal Plus continues, the Principal Plus fee will continue. (See "Principal Plus Fee.") In this scenario, the Beneficiary does not have the option to terminate the Principal Plus rider. If Principal Plus continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. For purposes of subsequent calculation of the GWA and the GWB, Death Benefit distributions will be treated as withdrawals. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.") Note that some methods of Death Benefit distribution may result in distribution amounts in excess of both the GWA and the Life Expectancy Distributions. In such cases, the GWB may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this rider. (See "Calculation of GWB - Effect of Withdrawals" and Calculation of GWA - Effect of Withdrawals".)

Investment Options for Applications Received Prior to June 1, 2004. If you elect Principal Plus, you must invest 100% of your contract value during the entire period Principal Plus is in effect as follows:

      a) among the Lifestyle Portfolios currently available with Principal Plus (see "Lifestyle Portfolios Available with Principal Plus" below); or

      b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below).

If you select (a) above, you may allocate your monies in one of the four Lifestyle Portfolios currently available with Principal Plus or any combination of such Lifestyle Portfolios. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Lifestyle Portfolio(s), you will be considered to have met (a) above.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above.

You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

You should consult with your financial advisor to assist you in determining which model allocation or investment option available with Principal Plus is best suited for your financial needs and risk tolerance.

Lifestyle Portfolios Available with Principal Plus. The following four Lifestyle Portfolios are currently available with Principal Plus:

                                 Portfolio Name

                           LIFESTYLE GROWTH 820 TRUST

                          LIFESTYLE BALANCED 640 TRUST

                          LIFESTYLE MODERATE 460 TRUST

                        LIFESTYLE CONSERVATIVE 280 TRUST

For more information regarding these Lifestyle Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" section of this Prospectus as well as the Trust's Prospectus. The Trust's Prospectus should be read carefully before investing.

Model Allocations Available with Principal Plus. The following four Model Allocations are currently available with Principal Plus:

                                Percentage
                            Allocation of Each
                            Portfolio within
Model Allocation Name      the Model Allocation                  Portfolio Name
----------------------     ---------------------          ----------------------------
Core Holdings                       25%                   American Growth-Income Trust
                                    25%                   American Growth Trust
                                    15%                   American International Trust
                                    35%                   Diversified Bond Trust

Value Blend                         40%                   Equity-Income Trust
                                    20%                   American Growth Trust
                                    20%                   Diversified Bond Trust
                                    20%                   Strategic Bond Trust

Growth Blend                        40%                   Blue Chip Growth Trust
                                    20%                   Diversified Bond Trust
                                    20%                   American Growth-Income Trust
                                    20%                   Strategic Bond Trust

Global                              30%                   Global Bond Trust
                                    20%                   U.S. Large Cap Trust
                                    20%                   Blue Chip Growth Trust
                                    30%                   International Value Trust

If you select one of the Model Allocations available with Principal Plus there is no assurance that your contract value will not lose money or that investment results will not experience volatility. Your investment performance will depend on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and when redeemed, may be worth more or less than your original investment. Each Model Allocation is not a fund-of-funds. For more information regarding each Portfolio that comprises the Model Allocations, including information relating to each Portfolio's investment objectives, policies and restrictions, and the risks of investing in each Portfolio, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" section of this Prospectus as well as the Trust's Prospectus. The Trust's Prospectus should be read carefully before investing.

We reserve the right to restrict investment options at any time. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

Special Rules for Applications Received Prior to June 1, 2004. For applications received prior to June 1, 2004, that do not have allocations in a particular Model Allocation on June 1, 2004, the "Investment Options for Applications Received on or after June 1, 2004" discussion below is applicable to you and any formerly available Model Allocations that are not described below are no longer available for transfers or payments as of June 1, 2004. For applications received prior to June 1, 2004, that have allocations in a particular Model Allocation on June 1, 2004:

      a) You may transfer monies out of the Model Allocation in which you are currently invested to one or more of the investment options mentioned below provided 100% of your contract value is transferred. When such a transfer is made, the investment options described in "Investment Options for Applications Received on or after June 1, 2004" below are the available investment options and any formerly available Model Allocations that are not described below are no longer available for transfers or payments.

      b) If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to your Model Allocation on a quarterly basis and new payments may be allocated to such Model Allocation.

If you are currently participating in our DCA program, from the DCA fixed account investment option into your particular Model Allocation, such DCA program may continue and new payments may be allocated to such Model Allocation. You may transfer monies out of the Model Allocation in which you are currently invested to one of the investment options described in "Investment Options for Applications Received on or after June 1, 2004" below provided 100% of such monies are transferred. When such a transfer is made, the investment options described in "Investment Options for Applications Received on or after June 1, 2004" below are the available investment options and any formerly available Model Allocations that are not described below are no longer available for transfers or payments.

Investment Options for Applications Received on or After June 1, 2004. If you elect Principal Plus, you must invest 100% of your contract value during the entire period Principal Plus is in effect as follows:

(a) among the Money Market Portfolio or the Lifestyle Portfolios currently available with Principal Plus (see "Money Market and Lifestyle Portfolios Available with Principal Plus" below); or

(b) in a manner consistent with any of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below.)

If you select (a) above, you may allocate your monies in the Money Market Portfolio or in one of the Lifestyle Portfolios currently available with Principal Plus or in any combination of the Money Market Portfolio or such Lifestyle Portfolios. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option or the Money Market Portfolio in connection with your selected Money Market Portfolio or Lifestyle Portfolio(s), you will be considered to have met (a) above.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above. Note if you select a Model Allocation you may not use our DCA program from the Money Market Portfolio.

You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

You should consult with your financial advisor to assist you in determining which Model Allocation or investment option available with Principal Plus is best suited for your financial needs and risk tolerance.

Money Market and Lifestyle Portfolios Available with Principal Plus. The following Portfolios are currently available with Principal Plus:

                                 Portfolio Name

Money Market Trust

Lifestyle Growth 820 Trust

Lifestyle Balanced 640 Trust

Lifestyle Moderate 460 Trust

Lifestyle Conservative 280 Trust

For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" section of this Prospectus as well as the Trust's Prospectus. The Trust's Prospectus should be read carefully before investing.

Model Allocations Available with Principal Plus. The following Model Allocations are currently available with Principal Plus:

                                    Percentage
                                 Allocation of Each
                                Portfolio within the
Model Allocation Name             Model Allocation                    Portfolio Name
------------------------        ---------------------         -----------------------------
Core Holdings of America              25%                      American Growth-Income Trust
                                      25%                      American Growth Trust
                                      15%                      American International Trust
                                      35%                      Diversified Bond Trust

Value Strategy                        30%                      Equity-Income Trust
                                      30%                      Core Equity Trust
                                      20%                      Diversified Bond Trust
                                      20%                      Strategic Bond Trust

Growth Blend                          40%                      Blue Chip Growth Trust
                                      20%                      Diversified Bond Trust
                                      20%                      American Growth-Income Trust
                                      20%                      Strategic Bond Trust

                                    Percentage
                                 Allocation of Each
                                Portfolio within the
Model Allocation Name             Model Allocation                    Portfolio Name
------------------------        ---------------------         -----------------------------
Global Balanced                       30%                      Fundamental Value Trust
                                      20%                      Global Bond Trust
                                      25%                      Global Allocation Trust
                                      25%                      American International Trust

CoreSolution                          34%                      Strategic Income Trust
                                      33%                      U.S. Global Leaders Growth Trust
                                      33%                      Classic Value Trust

If you select one of the Model Allocations available with Principal Plus there is no assurance that your contract value will not lose money or that investment results will not experience volatility. Your investment performance will depend on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and when redeemed, may be worth more or less than your original investment. Each Model Allocation is not a fund-of-funds. For more information regarding each Portfolio that comprises the Model Allocations, including information relating to each Portfolio's investment objectives, policies and restrictions, and the risks of investing in each Portfolio, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" section of this Prospectus as well as the Trust's Prospectus. The Trust's Prospectus should be read carefully before investing.

We reserve the right to restrict investment options at any time. Current transfer restrictions are described above. If an investment options is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or require periodic rebalancing of existing variable investment accounts to the required percentages.

Termination. The owner may not terminate the Principal Plus rider. However, Principal Plus will terminate automatically upon the earliest of:

      a)    depletion of the GWB;

      b)    the Maturity Date;

      c) when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

      d) depletion of the contract value, unless Principal Plus is in its Settlement Phase; or

      e)    termination of the contract.

Principal Plus Fee. To compensate us for assuming risks associated with Principal Plus, we charge an annual fee on each Contract Anniversary. The Principal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-Up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The Principal Plus fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The Principal Plus fee will not be deducted during Principal Plus's settlement phase or after the Maturity Date.

We reserve the right to increase the Principal Plus fee on the effective date of each Step-Up. In no event will the Principal Plus fee exceed 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus fee from the amount otherwise payable. The Principal Plus fee will be determined based on the Adjusted GWB. For purposes of determining the Principal Plus fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues, for purposes of this "Principal Plus Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.

Examples.

Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                                                                                        GWB on
                   Purchase                       Withdrawal                           Contract
Contract Year      Payments         GWA             Taken          Bonus             Anniversary
-------------      --------         -----         ----------       -----             -----------
At issue           100,000                                                           100,000

1                        0          5,000            5,000           0                95,000

2                        0          5,000            5,000           0                90,000

3                        0          5,000            5,000           0                85,000

4                        0          5,000            5,000           0                80,000

5                        0          5,000            5,000           0                75,000

10                       0          5,000            5,000           0                50,000

20                       0          5,000            5,000           0                     0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                                                                                        GWB on
                   Purchase                       Withdrawal                           Contract
Contract Year      Payments         GWA             Taken          Bonus             Anniversary
-------------      --------         -----         ----------       -----             -----------
At issue           100,000                                                             100,000

1                        0          5,000                0            5,000            105,000

2                   10,000          5,750                0            5,500            120,500

3                        0          6,025            6,025                0            114,475

4                        0          6,025                0            5,500            119,975

5                        0          6,025                0            5,500            125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                                          Hypothetical
                                                           Contract
                               GWA after                    Value on                         GWB on
                 Purchase      Purchase    Withdrawal     Contract                         Contract
Contract Year    Payments      Payment      Taken         Anniversary      Bonus          Anniversary
-------------    --------      ---------   ----------     ------------     -----          -----------
At issue         100,000                                                                   100,000

1                      0        5,000         5,000            101,700        0             95,000

2                      0        5,000         5,000            103,534        0             90,000

3                      0        5,000         5,000            105,511        0            105,781*

4                      0        5,289         5,289             94,629        0            100,492

5                      0        5,289        10,000             79,596        0             79,898*

* Steps-Up or resets to contract value before the Principal Plus fee is deducted.]

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the portfolio prospectuses.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than three years. Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

 NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT           WITHDRAWAL CHARGE PERCENTAGE
----------------------------           ----------------------------
0                                                 6%

1                                                 5%

2                                                 4%

3+                                                0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B.

================================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.
================================================================================

ADMINISTRATION FEE

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      - commencement or continuance of annuity benefit payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

EXPENSES OF DISTRIBUTING THE CONTRACT


STANDARD COMPENSATION. John Hancock Distributors, LLC ("JHD LLC") pays broker-dealers who have selling agreements with JHD LLC compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by JHD LLC to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners.
JHD LLC intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)

The amount and timing of compensation JHD LLC may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 6.00% of purchase payments plus 1.20% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, JHD LLC may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.



ADDITIONAL COMPENSATION AND REVENUE SHARING. JHD LLC and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to JHD LLC or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, JHD LLC may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.


FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT - FEDERAL, STATE, OR LOCAL - OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

The contract provides a death benefit and an optional death benefit, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market value adjustment might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals prior to age 59-1/2 may incur a 10% IRS penalty tax.
================================================================================

There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP or GRIP II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the GRIP benefit, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

     - received on or after the date on which the contract owner reaches age 59 1/2,

     - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some payments for Federal income tax payments.
================================================================================

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================


John Hancock Distributors, LLC ("JHD LLC") is a Delaware limited liability company that is controlled by John Hancock USA. JHD LLC is the principal underwriter and exclusive distributor of the contracts. JHD LLC is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. John Hancock Distributors is located at 73 Tremont Street, Boston, Massachusetts 02108.



We have entered into an Underwriting and Distribution Agreement with JHD LLC where we appointed JHD LLC the principal underwriter and exclusive representative for the distribution of all insurance products and authorized JHD LLC to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and JHD LLC to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES


Your inquiries should be directed to our Annuity Service Office mailing address at John Hancock New York, Annuity Service Office, P.O. Box 55013, Boston, Massachusetts 02205-5013.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


VOTING INTEREST

As stated above under "The Portfolios" we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

ACCUMULATION PERIOD. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by us.

ANNUITY SERVICE OFFICE: The mailing address of our service office is P.O. Box 55013, Boston, Massachusetts 02205-5013

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of the portfolios may be determined.

THE CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

     -    A certified copy of a death certificate;

     - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     -    Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at our Annuity Service Office.

FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT ACCOUNT VALUE: The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.

MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed. . The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor mutual fund.

PURCHASE PAYMENT: An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT: A segregated account of ours that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: is a separate account of ours.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                         WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL     FREE WITHDRAWAL       PAYMENTS        ----------------------------
  YEAR     CONTRACT VALUE        AMOUNT           LIQUIDATED       PERCENT               AMOUNT
--------   --------------    ---------------      ----------       -------               ------
   1          55,000             5,000(A)           50,000            6%                  3,000
   2          50,500             5,000(B)           45,500            5%                  2,275
   3          35,000             5,000(C)           45,000            4%                  1,800
   4          70,000            20,000(D)           50,000            0%                      0

(A) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(B) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the third contract year, the contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000X 10%=$5,000) and the withdrawal charge is applied to the total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000-$5,000).

(D) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                       WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS      -----------------
CONTRACT VALUE       REQUESTED            AMOUNT        LIQUIDATED     PERCENT    AMOUNT
--------------   ------------------   ---------------   ----------     -------    ------
   65,000                  2,000          15,000(A)           0           5%          0
   49,000                  5,000           3,000(B)       2,000           5%        100
   52,000                  7,000           4,000(C)       3,000           5%        150
   44,000                  8,000               0(D)       8,000           5%        400

The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                        APPENDIX C: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

The contract may be issued with certain death benefit or an optional benefit such as the GRIP benefit. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules.

SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

     -    made after the owner attains age 59 1/2;

     -    made after the owner's death;

     -    attributable to the owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth
IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. If the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

     -    earnings on those contributions, and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                APPENDIX D: GUARANTEED RETIREMENT INCOME Benefits


Contracts issued on or after July 21, 2004 but prior to June 14, 2004 were issued with a Guaranteed Retirement Income Program, GRIP II, if the contract owner elect this optional rider. GRIP II is described below.

Contracts purchased prior to July 21, 2003 were issued with a Guaranteed Retirement Income Program, GRIP, if the contract owner elected this optional rider. GRIP is described below.

GRIP II

If GRIP II is elected the fixed accounts are not available as investment options. Election of GRIP II could only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.

GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors described in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIP II. If GRIP II is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIP II, we will pay the monthly annuity benefit payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

GRIP II Income Base. The Income Base upon which the amount of GRIP II annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or
(ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

     (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

     - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

     - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

     - We reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the GRIP II monthly annuity benefit payments and does not provide a contract value or guarantee performance of any investment option.

Exercise of GRIP II. Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

     1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

     2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

     Option 1: Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

     Option 2: Joint and Survivor Life Annuity with a 20-Year Period Certain - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The Monthly Income Factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIP II is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP II.

Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which a GRIP II fee (discussed further below) will be imposed, even though GRIP II may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIP II, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

When you exercise GRIP II, actual income will be based on the greater of (i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base applied to guaranteed Monthly Income Factors (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

    CONTRACT                                             ANNUAL INCOME          ANNUAL
 ANNIVERSARY AT        ACCOUNT                      ----------------------      INCOME
EXERCISE OF GRIP        VALUE       INCOME BASE     CURRENT     GUARANTEED     PROVIDED
----------------       --------     -----------     -------     ----------     --------
      10               $ 90,000      $179,085       $ 8,575       $12,013      $12,013
      15               $105,000      $239,656       $11,000       $18,406      $18,406
      20               $120,000      $320,714       $13,738       $27,979      $27,979

Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

    CONTRACT                                             ANNUAL INCOME          ANNUAL
 ANNIVERSARY AT        ACCOUNT                      ----------------------      INCOME
EXERCISE OF GRIP        VALUE       INCOME BASE     CURRENT     GUARANTEED     PROVIDED
----------------       --------     -----------     -------     ----------     --------
     10                $ 90,000        $179,085     $ 7,009      $ 9,284         $ 9,284
     15                $105,000        $239,656     $ 8,618      $13,574         $13,574
     20                $120,000        $320,714     $10,195      $19,358         $19,358

Termination of GRIP II. GRIP II will terminate upon the earliest to occur of:

     - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

     -    the termination of the contract for any reason; or

     -    the exercise of GRIP II.

The election of GRIP II on a contract may not always be in your interest since an additional fee is imposed for this benefit.

GRIP II Fee. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

                                       ***

GRIP II does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIP II should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIP II benefit.

Qualified Retirement Plans. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract may have on your plan (see APPENDIX C to the prospectus). Please consult your tax advisor.


GRIP


Contracts purchased prior to July 21, 2003 were issued with a Guaranteed Retirement Income Program, GRIP, if the contract owner elected this optional rider and if the oldest annuitant was age 79 or younger at the time GRIP was elected. Election of GRIP is irrevocable.

GRIP guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the annuity tables set forth in the GRIP rider. As described below, the Income Base is calculated as the greatest anniversary value prior to the oldest annuitant's age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP. If GRIP is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by GRIP, we will pay the monthly annuity payment available under the contract. For GRIP, we impose an annual GRIP fee of 0.30% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

THE ADDITION OF GRIP TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIP INCOME BASE. The Income Base upon which the amount of GRIP annuity benefit payments is based is equal to the greatest anniversary value after the effective date of the GRIP rider and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

     - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

     - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP.

     - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING GRIP PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP BENEFIT.

EXERCISE OF GRIP Conditions of Exercise. GRIP may be exercised subject to the following conditions:

     - GRIP may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or any subsequent contract anniversary; and

     - GRIP must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

     OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

     OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIP is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP.

Hence, you should consider that since (a) GRIP may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which a GRIP fee (discussed further below) will be imposed, even though GRIP may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIP, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant(s), or the joint life expectancy of the joint annuitants(s), depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

Illustrated below are the income amounts provided by GRIP, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on GRIP Income Base applied to Monthly Income Factors (as stated in the GRIP rider). The Income Base is determined by the annual step-up, assumed to be as listed below.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

                                                               ANNUAL INCOME
CONTRACT ANNIVERSARY AT   ACCOUNT                         ------------------------    ANNUAL INCOME
   EXERCISE OF GRIP        VALUE       INCOME BASE        CURRENT       GUARANTEED       PROVIDED
-----------------------   --------     -----------        -------       ----------    -------------
          10              $ 90,000      $160,000          $ 8,575         $10,733        $10,733
          15              $105,000      $160,000          $11,000         $12,288        $12,288
          20              $120,000      $160,000          $13,738         $13,958        $13,958

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

                                                               ANNUAL INCOME
CONTRACT ANNIVERSARY AT   ACCOUNT                         ------------------------    ANNUAL INCOME
   EXERCISE OF GRIP        VALUE       INCOME BASE        CURRENT       GUARANTEED       PROVIDED
-----------------------   --------     -----------        -------       ----------    -------------
          10              $ 90,000      $160,000          $ 7,009         $8,294         $ 8,294
          15              $105,000      $160,000          $ 8,618         $9,062         $ 9,062
          20              $120,000      $160,000          $10,195         $9,658         $10,195

GRIP FEE. The risk assumed by us associated with GRIP is that annuity benefits payable under GRIP are greater than annuity benefits that would have been payable if the contract owner had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP fee (the "GRIP Fee"). On or before the maturity date, the GRIP Fee is deducted on each contract anniversary. The amount of the GRIP Fee is equal to 0.30% multiplied by the Income Base in effect on that contract anniversary. The GRIP Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the annuity period. For purposes of determining the GRIP Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

TERMINATION OF GRIP. GRIP will terminate upon the earliest to occur of:

     - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

     -    the termination of the contract for any reason; or

     -    the exercise of GRIP.

                   APPENDIX U: ACCUMULATION UNIT VALUE TABLES

Appendix U contains the following two accumulation unit value tables:

     (1) a table reflecting the fees for the optional Annual Step Death Benefit,

     (2) a table not reflecting the fees for the optional Annual Step Death Benefit.

Please note that GRIP and GRIP II fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                      [REPLACE PAGE WITH UNIT VALUE TABLES]

                          SUPPLEMENT TO PROSPECTUS FOR
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (formerly, The Manufacturers Life Insurance Company of New York Separate
                                   Account A)
                                DATED MAY 1, 2005



Fixed Account Investment Options



For contracts purchased on and after November 26, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.



                   The date of this Supplement is May 1, 2005



NY Venture III Supp 05/2005

                                   APPENDIX E

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR PRIOR CONTRACTS

Contracts issued prior to May 13, 2002 contain certain investment options that invest in Series I shares of a corresponding portfolio of the Trust. As a result, the range of Total Annual Portfolio Operating Expenses for these previously issued contracts differs from the range shown in the Summary section of the Prospectus. The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically if you own a contract issued prior to May 13, 2002. The table relates to all the variable investment options that are available for these previously issued contracts. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR CONTRACTS ISSUED PRIOR
TO MAY 13, 2002(A)                                                                  MINIMUM    MAXIMUM
--------------------------------------------------------------------                -------    -------
Range of expenses that are deducted from fund assets, including management fees,
Rule 12b-1 fees, and other expenses

(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.56% and 1.79% respectively. Expense reimbursements may be terminated at any time.

The following table describes the operating expenses for each of the Series I portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each of these portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table. See the Summary section of the Prospectus for information on Series II portfolios of the Trust.

                                                                                       TOTAL
                                          MANAGEMENT      RULE 12B-1      OTHER       ANNUAL
PORTFOLIO                                    FEES            FEES       EXPENSES     EXPENSES
---------                                 ----------      ----------    --------     --------
JOHN HANCOCK TRUST - SERIES I SHARES:
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

                                                                                       TOTAL
                                          MANAGEMENT      RULE 12B-1      OTHER       ANNUAL
PORTFOLIO                                    FEES            FEES       EXPENSES     EXPENSES
---------                                 ----------      ----------    --------     --------

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

+ Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                         TOTAL ANNUAL
PORTFOLIO                           OTHER EXPENSES         EXPENSES
---------                           --------------       ------------
Lifestyle Aggressive 1000 Trust
Lifestyle Growth 820 Trust
Lifestyle Balanced Trust
Lifestyle Moderate Trust
Lifestyle Conservative Trust
This voluntary expense
  reimbursement may be terminated
  at any time.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.

The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT    TOTAL ANNUAL
PORTFOLIO                               FEES         EXPENSES
---------                            ----------    ------------
Science & Technology Trust
Health Sciences Trust
Blue Chip Growth Trust
Equity-Income Trust

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                         TOTAL ANNUAL
PORTFOLIO                           OTHER EXPENSES         EXPENSES
---------                           --------------       ------------
Small Company Trust
U.S. Global Leaders Growth Trust
Classic Value Trust
These voluntary expense
  reimbursements may be terminated
  at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                    MANAGEMENT           TOTAL ANNUAL
PORTFOLIO                              FEES                EXPENSES
---------                           ----------           ------------
Global Trust
International Value Trust
These advisory fee waivers may be
  rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                 BETWEEN $50
                                                 MILLION AND      EXCESS OVER
                                     FIRST $50       $500            $500
PORTFOLIO                             MILLION*     MILLION*         MILLION*
---------                            ---------   -----------      ----------
Financial Services Trust
Fundamental Value Trust

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                                    MANAGEMENT           TOTAL ANNUAL
PORTFOLIO                              FEES                EXPENSES
---------                           ----------           ------------
Financial Services Trust
Fundamental Value Trust

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:

                                    MANAGEMENT           TOTAL ANNUAL
PORTFOLIO                              FEES                EXPENSES
---------                           ----------           ------------
American Growth Trust
American International Trust
American Blue Chip Income and
Growth Trust
American Growth-Income Trust

EXAMPLES UNDER PRIOR CONTRACTS

The four examples below are intended to help you compare the cost of investing in a previously issued contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses. The first and third examples assume that you purchased certain optional benefits that were available at the time we issued a contract; the second and fourth examples assume that you did not purchase any optional benefits.. All four of the examples assume that you invest $10,000 in a contract and that your investment has a 5% return each year. For purposes of presenting these examples, we have also made certain assumptions that are mandated by the SEC and described in the Summary section of the Prospectus. CONSEQUENTLY, THE AMOUNTS LISTED IN THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.

The first example applies to contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, andGRIP II. This example also assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maximum portfolio operating expenses- Prior Contract (issued before May 13,
2002) with optional riders:

                                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                        ------    -------   -------   --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract
at the end of the applicable time period:

The second example also applies to contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Minimum portfolio operating expenses - Prior Contract (issued before May 13,
2002) with no optional riders:

                                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                        ------    -------   -------   --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract
at the end of the applicable time period:

The third example applies to contracts issued after May 13, 2002 but before May 1, 2005. This example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and GRIP III. This example also assumes assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maximum portfolio operating expenses- Prior Contract (issued after May 13, 2002 but before May 1, 2005) with optional riders:

                                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                        ------    -------   -------   --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract
at the end of the applicable time period:

The fourth example also applies to contracts issued after May 13, 2002 but before May 1, 2005. This example assumes that you invest $10,000 in a contract, but with no optional riders. This example also assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Minimum portfolio operating expenses - Prior Contract (issued after May 13, 2002 but before May 1, 2005) with no optional riders:

                                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                        ------    -------   -------   --------
If you surrender the contract at the end of the
applicable time period:
If you annuitize, or do not surrender the contract
at the end of the applicable time period:

                                   VERSION II
                               "NYWealthmark ML3"

     Annuity Service Office                             Mailing Address
      601 Congress Street                            Post Office Box 55230
Boston, Massachusetts 02210-2805               Boston, Massachusetts 02205- 5230
(617) 663-3000 or (800) 344-1029                 www.johnhancockannuities.com



                         Prospectus dated April 30, 2005
                                for interests in


       John Hancock Life Insurance Company of New York Separate Account A

                       Interests are made available under

                         WEALTHMARK ML3 VARIABLE ANNUITY


  a flexible purchase payment deferred combination fixed and variable annuity contract issued by JOHN
                   HANCOCK LIFE INSURANCE COMPANY OF NEW YORK



Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the _______ variable investment options. There are two fixed investment options.


Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio
Credit Suisse Trust-Emerging Markets Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio
Dreyfus I.P. MidCap Stock Portfolio
Dreyfus Socially Responsible Growth Fund Inc.
Invesco VIF-Utilities Fund Portfolio
Scudder 21st Century Growth Portfolio
Scudder Capital Growth Portfolio
Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Large Cap Value Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government & Agency Securities Portfolio
Scudder Growth Portfolio
Scudder High Income Portfolio
Scudder International Select Equity Portfolio
Scudder Fixed Income Portfolio
Scudder Strategic Income Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth Portfolio
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio
SVS Eagle Focused Large Cap Growth Portfolio
SVS Focus Value+Growth Portfolio
SVS Index 500 Portfolio
SVS Invesco Dynamic Growth Portfolio
SVS Janus Growth and Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS MFS Strategic Value Portfolio
SVS Oak Strategic Equity Portfolio
SVS Turner MidCap Growth Portfolio
Scudder Real Estate Securities Portfolio


Scudder Conservative Income Strategy Portfolio
Scudder Income & Growth Strategy Portfolio
Scudder Growth & Income Strategy Portfolio
Scudder Growth Strategy Portfolio
Scudder Templeton Foreign Value Portfolio
Scudder Mercury Large Cap Core Portfolio



Contracts are not deposits or obligations of, or [insured,] guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Variable Account and the variable portion of the contract that the contract owner ("you") should know before investing. The contracts have not been approved or disapproved by the Securities and Exchange Commission ("SEC"). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning
(800) 344-1029. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.

In this Prospectus, we refer to the issuer of the contract as "John Hancock USA," "we," "us," "our," or "the Company." We use the word "contract" to refer both to an individual contract and to a certificate evidencing a participating interest in a group contract. (An individual contract will usually be issued only where a group contract may not be used.) Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company U.S.A. Separate Account H (the "Variable Account").


                                TABLE OF CONTENTS


SUMMARY.........................................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS...........
   John Hancock New York........................................................
    The Variable Account........................................................
    The Portfolios..............................................................
    Advisers and Managers.......................................................
DESCRIPTION OF THE CONTRACT.....................................................
  Accumulation Period Provisions................................................
    Purchase Payments...........................................................
    Accumulation Units..........................................................
    Value of Accumulation Units.................................................
    Net Investment Factor.......................................................
    Transfers Among Investment Options..........................................
    Maximum Number of Investment Options........................................
    Telephone Transactions......................................................
    Special Transfer Services - Dollar Cost Averaging...........................
    Asset Rebalancing Program...................................................
    Withdrawals.................................................................
    Special Withdrawal Services - The Income Plan...............................
    Death Benefit During Accumulation Period....................................
  Pay-out Period Provisions.....................................................
    General.....................................................................
    Annuity Options.............................................................
    Determination of Amount of the First Variable Annuity Payment...............
    Annuity Units and the Determination of Subsequent Variable
     Annuity Benefit Payments...................................................
    Transfers During Pay-out Period.............................................
    Death Benefit During Pay-out Period.........................................
OTHER CONTRACT PROVISIONS.......................................................
    Ten Day Right to Review.....................................................
    Ownership...................................................................
    Annuitant...................................................................
    Change of Maturity Date.....................................................
    Beneficiary.................................................................
    Modification................................................................
    Our Approval................................................................
    Misstatement and Proof of Age, Sex or Survival..............................
  Fixed Account Investment Options..............................................
    Fixed Annuity Options.......................................................
  Optional Benefits.............................................................
    Annual Step-Up Death Benefit................................................
    Guaranteed Retirement Income Benefits.......................................
    Guaranteed Principal Plus...................................................
CHARGES AND DEDUCTIONS..........................................................
    Withdrawal Charges..........................................................
    Administration Fee..........................................................
    Distribution Fee............................................................
    Mortality and Expense Risks Charge..........................................
    Taxes.......................................................................
  Expenses of Distributing Contracts............................................
FEDERAL TAX MATTERS.............................................................
  Introduction..................................................................
  Our Tax Status................................................................
TAXATION OF ANNUITIES IN GENERAL................................................
    Tax Deferral During Accumulation Period.....................................
    Taxation of Partial and Full Withdrawals....................................
    Taxation of Annuity Benefit Payments........................................
    Taxation of Death Benefit Proceeds..........................................
    Penalty Tax on Premature Distributions......................................
    Aggregation of Contracts....................................................
  Qualified Retirement Plans....................................................
    Direct Rollovers............................................................
    Loans.......................................................................
  Federal Income Tax Withholding................................................
GENERAL MATTERS.................................................................
    Asset Allocation Services...................................................
    Distribution of Contracts...................................................
    Contract Owner Inquiries....................................................
    Confirmation Statements.....................................................
    Legal Proceedings...........................................................
    Voting Interest.............................................................
    Reinsurance Arrangements....................................................
APPENDIX A: Special Terms................................ ......................
APPENDIX B: Examples of Calculation of Withdrawal Charge........................
APPENDIX C: Qualified Plan Types................................................
APPENDIX U: Tables of Accumulation Unit Value...................................


THE TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION LISTS THE FOLLOWING SUBJECTS THAT IT COVERS:

GENERAL INFORMATION AND HISTORY.................................................
ACCUMULATION UNIT VALUE TABLES..................................................
SERVICES........................................................................
  Independent Auditors..........................................................
  Servicing Agent...............................................................
  Principal Underwriter.........................................................
APPENDIX A: AUDITED FINANCIAL STATEMENTS........................................



NY Wealthmark ML3 5/2005

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes individual deferred annuity contracts.

Under the contract, the contract owner ("you"), make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.

INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-one Variable Account investment options are offered through this prospectus. Each Variable Account investment option is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each portfolio is in the fund prospectuses. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on any allocation to the fixed account option.

Fixed. There are two fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment option without charge. In addition, you may transfer contract values from the fixed account investment option to the Variable Account investment options at the end of the one year guarantee period. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

DEATH BENEFITS. We will pay the death benefit described herein to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

OPTIONAL BENEFITS. Annual Step-Up Death Benefit. The Annual Step-Up Death Benefit provides a death benefit upon the death of any owner prior to the Maturity Date. The Annual Step-Up Death Benefit is not available in all states. You may elect the optional Annual Step-Up Death Benefit at the time the contract is issued and if the rider is available for sale in the state where the contract is sold. An additional fee of 0.05% is imposed for this death benefit. Election of the Annual Step-Up Death Benefit is irrevocable. The amount of the death benefit for the Annual Step-Up Death Benefit is the greater of:

      -     the death benefit described above; or

      -     the Annual Step-Up Death Benefit.

The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step-Up Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step-Up Death Benefit, the Annual Step-Up Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP-UP DEATH BENEFIT RIDER MAY NOT BE ELECTED.

THE ADDITION OF THE ANNUAL STEP-UP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

Guaranteed Retirement Income Benefits. Contracts may be issued with a Guaranteed Retirement Income Program, GRIB II, if you elect this optional rider. GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the monthly income factors in the GRIB II rider. For applications received on or after June 14, 2004, GRIB II is no longer available for purchase. Election of GRIB II is irrevocable. For more information on GRIB II, please refer to the Optional Benefits Section of the prospectus.

PRINCIPAL PLUS. Guaranteed Principal Plus ("GPP") provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. GPP may not be available through all distribution partners. You may elect GPP at the time the contract is issued, provided:


         GPP is available for sale in the state where the contract is sold; you have not selected a GRIB rider;



         your entire contract value is invested in accordance with the investment options available with GPP; and the oldest owner has not yet attained age 81 (for Qualified contracts only).


Election of GPP is irrevocable. GPP guarantees that each Contract Year you may take withdrawals of up to an amount equal to the Guaranteed Withdrawal Amount ("GWA") until your Guaranteed Withdrawal Balance ("GWB") is depleted, even if you contract value reduces to zero. (The initial GWB is equal to your initial payment(s) and the initial GWA is equal to 5% of the initial GWB.)

If you choose not to withdraw at all during certain contract years, the GWB will increase by a Bonus. If you choose to withdraw more than the GWA in any contract year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under the rider to an amount less than the sum of all purchase payments. If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. An additional annual fee of .30% (as a percentage of Adjusted GWB) is imposed for GPP. (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value. For a full description of GPP, including details on its benefits and its limitations, see "OPTIONAL BENEFITS."

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying Prospectus of the Portfolios.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

                                             NUMBER OF COMPLETE
                                              YEARS PURCHASE     WITHDRAWAL CHARGE
                                            PAYMENT IN CONTRACT      PERCENTAGE
----------------------------------------------------------------------------------
DEFERRED SALES LOAD  (withdrawal charge as    0                         6%
percentage of purchase payments)              1                         5%
                                              2                         4%
                                              3+                        0%
----------------------------------------------------------------------------------
ANNUAL CONTRACT FEE                                                   None
----------------------------------------------------------------------------------
TRANSFER FEE
         Guaranteed Fee                                              $ 25(A)
         Current Fee                                                 $  0(A)
----------------------------------------------------------------------------------

(A) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                           SEPARATE ACCOUNT ANNUAL EXPENSES (A)
--------------------------------------------------------------------------------------------
Mortality and expense risks fee                                                        1.25%
Administration fee- asset based                                                        0.15%
Distribution Fee                                                                       0.25%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)             1.65%

Fee for Optional Annual Step-Up Death Benefit                                          0.05%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ANNUAL STEP-UP DEATH BENEFIT REFLECTED)   1.70%

--------------------------------------------------------------------------------------------
                        FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE
--------------------------------------------------------------------------------------------
GRIB II Fee (as a percentage of the Income Base)                                       0.45%(B)
PRINCIPAL PLUS FEE (AS A PERCENTAGE OF THE ADJUSTED GWB)                               0.30%(C)
(CURRENT CHARGE)

PRINCIPAL PLUS FEE (AS A PERCENTAGE OF THE ADJUSTED GWB)                               0.75%(C)
(MAXIMUM CHARGE)
--------------------------------------------------------------------------------------------

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) The annual GRIB II fee is 0.45% multiplied by the Income Base. The GRIB II Fee is deducted from the account value on each contract anniversary. A complete definition of GRIB II Income Base may be found below under "Guaranteed Retirement Income Benefits.")

(C) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.





TO BE UPDATED BY AMENDMENT

                          [TO BE UPDATED BY AMENDMENT]

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(A)                   MINIMUM(B)               MAXIMUM
--------------------------------------------                   ----------               -------
Range of expenses that are deducted
from fund assets, including management fees,
Rule 12b-1 fees, and other expenses
                                                               -----------              --------


----------
(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be __% and __% respectively. Expense reimbursements may be terminated at any time.

The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.

                                                                   MANAGEMENT         RULE 12B-1     OTHERS       TOTAL ANNUAL
PORTFOLIO                                                             FEES               FEES       EXPENSES        EXPENSES
--------------------------------------------------------------     ----------         ----------    --------      ------------
______________________________________________________________     __________         __________    ________      ____________
______________________________________________________________     __________         __________    ________      ____________
______________________________________________________________     __________         __________    ________      ____________

EXAMPLES

The examples below are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses.

The first example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and Principal Plus. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maximum portfolio operating expenses- Contract with optional riders:

                                                             1 YEAR           3 YEARS         5 YEARS           10 YEARS
                                                             ------           -------         -------           --------
If you surrender the contract at
the end of the applicable time period:
                                                             ______          _________        _______           ________
If you annuitize, or do not surrender
the contract at the end of the applicable time period:
                                                             ______          _________        _______           ________

The second example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Minimum portfolio operating expenses - Contract with no optional riders:

                                                             1 YEAR           3 YEARS         5 YEARS           10 YEARS
                                                             ------           -------         -------           --------
If you surrender the contract at
the end of the applicable time period:
                                                              ______          _________        _______           ________
If you annuitize, or do not surrender
the contract at the end of the applicable time period:
                                                              ______          _________        _______           ________

For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.


LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.


GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

John Hancock New York

================================================================================
We are an indirect subsidiary of MFC.
================================================================================

We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595.


We are a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. John Hancock USA is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

John Hancock New York's financial ratings are as follows:

      A++ A.M. Best

      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch


      Very strong capacity to meet policyholder and contract obligations; 2nd category of 24


      AA+ Standard & Poor's

      Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to John Hancock New York's ability to honor any guarantees provided by the contract and any applicable optional riders but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Portfolio(s) you select.
================================================================================

We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has forty-one sub-accounts that are offered through this prospectus. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.




THE PORTFOLIOS

The Separate Account currently invests in the shares of the following open-end management investment companies:

The Portfolios are mutual funds in which the Variable Account invests.

      -     The Alger American Fund

      -     Credit Suisse Trust

      -     Dreyfus Investment Portfolios

      -     The Dreyfus Socially Responsible Growth Fund, Inc.

      -     INVESCO Variable Investment Funds, Inc.

      -     Scudder Variable Series I

      -     Scudder Variable Series II

      -     Scudder VIT Funds Trust

The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.




We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.

The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The Portfolios are summarized below:

                    THE ALGER AMERICAN FUND (CLASS S SHARES).

The ALGER AMERICAN BALANCED PORTFOLIO seeks current income and long-term capital appreciation.

The ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation.

                               CREDIT SUISSE TRUST

The CREDIT SUISSE TRUST-EMERGING MARKETS PORTFOLIO seeks long-term growth of capital by investing in equity securities of emerging markets.

The CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

                  DREYFUS INVESTMENT PORTFOLIO (SERVICE CLASS)

The DREYFUS I.P. MIDCAP STOCK PORTFOLIO seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poors's MidCap 400(R) Index.*

         DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS)

The DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND INC. seeks to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

The INVESCO VIF-UTILITIES FUND PORTFOLIO seeks capital appreciation and income by investing primarily in companies engaged in the utilities sector.

                   SCUDDER VARIABLE SERIES I (CLASS B SHARES)

The SCUDDER 21ST CENTURY GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

The SCUDDER CAPITAL GROWTH PORTFOLIO seeks to maximize long-term capital growth through a broad and flexible investment program.

The SCUDDER GLOBAL DISCOVERY PORTFOLIO seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

The SCUDDER GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital, current income and growth of income.

The SCUDDER HEALTH SCIENCES PORTFOLIO seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health sector.

The SCUDDER INTERNATIONAL PORTFOLIO seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

                   SCUDDER VARIABLE SERIES II (CLASS B SHARES)

The SCUDDER AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation through the use of aggressive investment techniques.

The SCUDDER BLUE CHIP PORTFOLIO seeks growth of capital and income.

The SCUDDER LARGE CAP VALUE PORTFOLIO seeks to achieve a high rate of total return.

The SCUDDER GLOBAL BLUE CHIP PORTFOLIO seeks long-term capital growth.

The SCUDDER GOVERNMENT & Agency Securities Portfolio seeks high current income consistent with preservation of capital.

The SCUDDER GROWTH PORTFOLIO seeks maximum appreciation of capital.

The SCUDDER HIGH INCOME PORTFOLIO (formerly, Scudder High Yield Portfolio) seeks to provided a high level of current income.

The SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO seeks capital appreciation.

The SCUDDER FIXED INCOME PORTFOLIO (Formerly, Scudder Investment Grade Bond Portfolio) seeks high current income.

The SCUDDER STRATEGIC INCOME PORTFOLIO seeks high current return through investing mainly in Bonds issued by US and foreign corporations and governments.

The SCUDDER MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal.

The SCUDDER SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital.

The SCUDDER TECHNOLOGY GROWTH PORTFOLIO seeks growth of capital.

The SCUDDER TOTAL RETURN PORTFOLIO seeks high total return, a combination of income and capital appreciation.

The SVS DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital.

The SVS DREMAN FINANCIAL SERVICES PORTFOLIO seeks long-term capital appreciation.

The SVS DREMAN HIGH RETURN EQUITY PORTFOLIO seeks to achieve a high rate of total return.

The SVS DREMAN SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation.

The SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO seeks growth through long-term capital appreciation.

The SVS FOCUS VALUE+GROWTH PORTFOLIO seeks growth of capital through a portfolio of growth an value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

The SVS INDEX 500 PORTFOLIO seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Companies Stock Price Index.*

The SVS INVESCO DYNAMIC GROWTH PORTFOLIO seeks long-term capital growth.

The SVS JANUS GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

The SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

The SVS MFS STRATEGIC VALUE PORTFOLIO seeks capital appreciation.

The SVS OAK STRATEGIC EQUITY PORTFOLIO seeks long-term capital growth.

The SVS TURNER MIDCAP GROWTH PORTFOLIO seeks capital appreciation.


The SCUDDER TEMPLETON FOREIGN VALUE seeks long-term capital growth by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies outside the U.S., including emerging markets.


The SCUDDER MERCURY LARGE CAP CORE seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S.

Each of the following portfolios are funds of funds which invest in other Scudder portfolios:

The SCUDDER CONSERVATIVE INCOME STRATEGY seeks current income and, as a secondary objective, long-term growth of capital.

The SCUDDER INCOME & GROWTH STRATEGY seeks a balance of current income and long-term growth of capital with an emphasis on current income.

The SCUDDER GROWTH & INCOME STRATEGY seeks a balance of long-term growth of capital and current income with an emphasis on growth of capital.


The SCUDDER GROWTH STRATEGY seeks long-term growth of capital.


                             SCUDDER VIT FUNDS TRUST

The SCUDDER REAL ESTATE SECURITIES PORTFOLIO seeks long-term capital appreciation and current income by investing primarily in real estate securities.

The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Portfolios' prospectuses.

*"Standard & Poor's (R)," "S&P(R)," "S & P 500(R)," S & P MidCap 400(R),"
"Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Deutsche Asset Management Americas Inc. has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio and the SVS Index 500 Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios. Additional information may be found in the Portfolios' Statement of Additional Information.

ADVISERS AND MANAGERS

Fred Alger Management, Inc. ("Alger") serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio.

Credit Suisse Asset Management, LLC is the investment adviser for the two available Portfolios of the Credit Suisse Trust.

The Dreyfus Corporation ("Dreyfus") is the investment adviser for the Dreyfus I.P. MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment, Funds, Inc.

Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II.

                                      * * *

We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.


You bear the investment risk of any portfolio you choose as an investment for your contract. A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the Portfolio is contained in the prospectuses. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.


If the shares of a portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of the Portfolio and substitute shares of another portfolio of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Portfolio shares.
================================================================================

Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such three year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described herein).

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.
================================================================================

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

      - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options.
================================================================================


During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.


================================================================================
We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.
================================================================================


Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment options underlying a portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Variable Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.



We reserve the right to take other actions to restrict trading, including, but not limited to:


      restricting the number of transfers made during a defined period,

      restricting the dollar amount of transfers,

      restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity, and avoiding harm to long-term investors.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.


As stated earlier in this prospectus, we have imposed restrictions on transfers including the right to change our telephone transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.


SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
===============================================================================

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix C "QUALIFIED PLAN TYPES").

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

AMOUNT OF DEATH BENEFIT. The death benefit payable under the contract will be the greater of:

      -     the contract value, or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death and all required claim forms; or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owners death will be treated as a purchase payment to the contract (excluding any optional benefits).

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional benefit.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
Annuity benefit payments may be paid in several ways.
================================================================================

You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity benefit payments commence, the annuity option may not be changed and the form of settlement may not be changed.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD



================================================================================
Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.
================================================================================



Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract.

================================================================================

You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which the contract is delivered to us. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which the contract is delivered to us. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date the request was signed. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. The annuitant becomes the owner of the contract at the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

CHANGE OF MATURITY DATE

During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS

================================================================================
The fixed account investment option is not a security.
================================================================================

SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

================================================================================
The fixed account investment option guarantees interest of at least 3%.
================================================================================

INVESTMENT OPTIONS. Currently, there is a one-year fixed account investment option available under the contract. In addition, the DCA fixed account investment option may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details).

Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to the one-year fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to the one-year fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to the fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

================================================================================
Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.
================================================================================

TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one-year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

      - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX
MATTERS-QUALIFIED RETIREMENT PLANS LOANS").

FIXED ANNUITY OPTIONS.

Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

ANNUAL STEP-UP DEATH BENEFIT

You may elect the Annual Step-Up Death Benefit for an additional charge of 0.05% of the value of the variable investment accounts. Election of this optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step-Up Death Benefit is the greater of:

      -     the death benefit described above; or

      -     the Annual Step-Up Death Benefit.

The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step-Up Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step-Up Death Benefit, the Annual Step-Up Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT MAY NOT BE ELECTED.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i) is equal to the optional Annual Step-Up Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the Optional Annual Step-Up Death Benefit Rider will continue with the surviving spouse as the new contract owner if the surviving spouse elects this option. For purposes of calculating the Optional Annual Step-Up Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step-Up Death Benefit. In determination of the optional Annual Step-Up Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.

TERMINATION OF THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT RIDER The Optional Annual Step-Up Death Benefit Rider will terminate upon the earliest to occur of
(a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step-Up Death Benefit Rider benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step-Up Death Benefit Rider) as the new owner.

ANNUAL STEP-UP DEATH BENEFIT FEE. A daily charge in an amount equal to 0.05% of the value of each variable investment account on an annual basis is deducted from each sub-account for the Annual Step-Up Death Benefit.

QUALIFIED RETIREMENT PLANS. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without the Optional Annual Step-Up Death Benefit Rider) may have on your plan (see APPENDIX C to the prospectus). Please consult your tax advisor.

THE ADDITION OF THE ANNUAL STEP-UP DEATH BENEFIT RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED RETIREMENT INCOME BENEFITS


Contracts may be issued with a Guaranteed Retirement Income Program, GRIB II, if you elect this optional rider. For applications received on or after June 14, 2004, GRIB II is no longer available for purchase.

IF GRIB II IS ELECTED THE FIXED ACCOUNTS ARE NOT AVAILABLE AS INVESTMENT OPTIONS. ELECTION OF GRIB II MAY ONLY BE MADE AT ISSUE, IS IRREVOCABLE, AND GRIB II MAY ONLY BE TERMINATED AS DESCRIBED BELOW.

GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors described in the GRIB II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIB II. If GRIB II is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIB II, we will pay the monthly annuity benefit payments available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

GRIB II INCOME BASE The Income Base upon which the amount of GRIB II annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or
(ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

      - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB II.

      - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIB II MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIB II. Conditions of Exercise. GRIB II may be exercised subject to the following conditions:

      - GRIB II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

      - GRIB II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIB II is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB II is not exercised on or before the date required minimum distributions must begin under a qualified plan while you are alive, you or your beneficiary may be unable to exercise the benefit under GRIB II.

Hence, you should consider that since (a) GRIB II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB II fee (discussed further below) will be imposed, even though neither you nor your beneficiary may be able to exercise GRIB II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB II after your required beginning date under a qualified plan, you should consider whether GRIB II is appropriate for your circumstances. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIB II, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

When you exercise GRIB II, actual income will be based on the greater of (i) your GRIB II Income Base at guaranteed monthly income factors (as stated in the GRIB II rider), or (ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

Illustrated below are the income amounts provided by GRIB II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity payment rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on the GRIB II Income Base applied to guaranteed Monthly Income Factors (as stated in the GRIB II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

  CONTRACT
ANNIVERSARY AT                                ANNUAL INCOME        ANNUAL
 EXERCISE OF    ACCOUNT                  ----------------------    INCOME
  GRIB II        VALUE      INCOME BASE  CURRENT     GUARANTEED   PROVIDED
--------------------------------------------------------------------------
    10         $ 90,000      $179,085    $ 8,575      $12,013     $12,013
    15         $105,000      $239,656    $11,000      $18,406     $18,406
    20         $120,000      $320,714    $13,738      $27,979     $27,979

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

  CONTRACT
ANNIVERSARY AT                                ANNUAL INCOME        ANNUAL
 EXERCISE OF    ACCOUNT                  ----------------------    INCOME
  GRIB II        VALUE      INCOME BASE  CURRENT     GUARANTEED   PROVIDED
--------------------------------------------------------------------------
     10        $ 90,000       $179,085    $ 7,009      $ 9,284     $ 9,284
     15        $105,000       $239,656    $ 8,618      $13,574     $13,574
     20        $120,000       $320,714    $10,195      $19,358     $19,358

Termination of GRIB II GRIB II will terminate upon the earliest to occur of:

      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      -     the termination of the contract for any reason; or

      -     the exercise of GRIB II.

THE ELECTION OF GRIB II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIB II FEE. The risk assumed by us associated with GRIB II is that annuity benefits payable under GRIB II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB II fee (the "GRIB II Fee"). On or before the maturity date, the GRIB II Fee is deducted on each contract anniversary. The amount of the GRIB II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIB II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB II Fee will not be deducted during the annuity period. For purposes of determining the GRIB II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

GRIB II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIB II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB II BENEFIT.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract may have on your plan (see APPENDIX C to the prospectus). Please consult your tax advisor.


Guaranteed Principal Plus

The optional Guaranteed Principal Plus ("GPP") rider provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. GPP may not be available through all distribution partners. You may elect GPP at the time the contract is issued, provided:

      GPP is available for sale in the state where the contract is sold; you have not selected a GRIB rider;

      your entire contract value is invested in accordance with the investment options available with GPP; and the oldest owner has not yet attained age 81 (for Qualified contracts only).

We reserve the right to accept or refuse to issue GPP at our sole discretion. Once GPP is elected, its effective date will be the Contract Date and it is irrevocable. If you elect GPP, there is an additional annual fee of 0.30% (as a percentage of Adjusted GWB). (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value (see "GPP Fee" below).

The addition of GPP to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, GPP contains age caps and limitations that limit a contract owner's rights and benefits at certain ages and values. These caps and limitations should be considered when determining the suitability of GPP, especially at older ages.

Prior to discussing how GPP works, it is important for you to understand the following definitions:


Guaranteed Withdrawal               The total  amount  available  for future  periodic  withdrawals
    Balance "GWB"                   under GPP.

                                    The initial GWB is equal to your initial payment(s).
---------------------------------------------------------------------------------------------------
Guaranteed Withdrawal               The amount  guaranteed  to be available  each contract year for
     Amount "GWA"                   withdrawal under GPP until the GWB is depleted.

                                    The initial GWA is equal to 5% of the initial GWB.
---------------------------------------------------------------------------------------------------


GPP guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of GPP:

      If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year. If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")


      If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under GPP to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")



      If you choose to make withdrawals up to the Life Expectancy Amount, as defined under GPP, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")



      If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")



For purposes of this discussion of GPP, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.



Withdrawals under GPP will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under GPP will reduce the Death Benefit like any other withdrawal. (See Death Benefit During Accumulation Period). If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.

Since the benefit of GPP is accessed through withdrawals, the purchase of GPP may not be appropriate for owners whose primary objective is to take maximum advantage of the tax deferral aspect of the contract. Prior to electing GPP, please consult with your tax and financial advisors on this matter, as well as other tax matters associated with GPP.


Additional Purchase Payments. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:

      (a) exceed $100,000 or

      (b) cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.


For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add GPP to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing GPP. For all contracts, notwithstanding the above, we reserve the right to refuse to accept additional purchase payments at any time after the first Contract Anniversary.


Calculation of GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the GPP fee will be based on the Stepped-Up value and we reserve the right to increase the GPP fee. (See "GPP Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."


Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."


If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:

      (a) the contract value immediately after the withdrawal; or

      (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")


Calculation of GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:

     (a)  the GWA immediately prior to the purchase payment; or

     (b)  the lesser of:

               (i)  5% of the GWB immediately after the purchase payment; or

               (ii) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.

As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:

     (a)  the GWA immediately prior to the Bonus; or

     (b)  5% of the GWB immediately after the Bonus.

Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:

     (a)  the GWA immediately prior to the Step-Up of the GWB; or

     (b)  5% of the GWB immediately after the Step-Up of the GWB.

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:

     (a)  the GWA immediately prior to the withdrawal; or

     (b)  5% of the greater of:

               (i)  the contract value immediately after the withdrawal; or

               (ii) the GWB immediately after the withdrawal.


Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")



Life Expectancy Distributions. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of GPP, Life Expectancy Distributions are distributions within a calendar year that:


     (a) are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and

     (b)  are paid to the owner:

               (i) pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or

               (ii) pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

              (iii) as required or contemplated by Code Section 401(a)(9),
                    Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

     (c) do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

     (a) the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or

     (b) the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

(a) the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 1/2 Distributions and Required Minimum Distributions); or

(b) the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

We reserve the right to make any changes necessary to comply with the Code and Treasury Regulations.


The Life Expectancy Amount calculation provided under GPP is based on the Company's understanding and interpretation of the requirements under tax law as of May 10, 2004 applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under GPP may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the GWB and the GWA. Please discuss these matters with your tax advisor prior to electing GPP.



Settlement Phase. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then GPP will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The GPP fee will not be deducted during GPP's settlement phase.



During GPP's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. You may choose among the frequencies that we make available at that time. If any owner dies during GPP's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in GPP's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.



Effect of Payment of Death Benefit. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, GPP will continue. If GPP continues, the GPP fee will continue. (See "GPP Fee.") In this scenario, the Beneficiary does not have the option to terminate the GPP rider. If GPP continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")



If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.")



If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. For purposes of subsequent calculation of the GWA and the GWB, Death Benefit distributions will be treated as withdrawals. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.") Note that some methods of Death Benefit distribution may result in distribution amounts in excess of both the GWA and the Life Expectancy Distributions. In such cases, the GWB may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this rider. (See "Calculation of GWB - Effect of Withdrawals" and Calculation of GWA - Effect of Withdrawals".)



Investment Options.


Effective August 16, 2004 the following portfolios were added as available investment options for applications that elect the optional Guaranteed Principal Plus ("GPP") rider and for existing contracts that elected the GPP rider. (Effective June 1, 2004, the Scudder Money Market Portfolio was also added as an available investment option):

Scudder Conservative Income Strategy

Scudder Income & Growth Strategy

Scudder Growth & Income Strategy

Scudder Growth Strategy
(together with the Scudder Money Market Portfolio, referred to as the "Portfolios")

All investment options may not be available through all distribution partners.

For applications received on or after August 16, 2004, that elect the optional GPP rider, during the entire period GPP is in effect, 100% of the contract value must be allocated to one or more of these five Portfolios. You may use our Dollar Cost Averaging ("DCA") program (if available) to dollar cost average from the DCA fixed account investment option or the Money Market portfolio to the Portfolios.

Effective August 16, 2004, none of the Model Allocations (see "Model Allocations Available with GPP" below) are available for transfers or purchase payments. For contracts issued prior to August 16, 2004:

     a) You may transfer monies out of the Model Allocation in which you are currently invested to one or more of the Portfolios provided 100% of your contract value is transferred. When such a transfer is made, the Portfolios are the available investment options and the Model Allocations are no longer available for transfers or payments.

     b) If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to your Model Allocation on a quarterly basis and new payments may be allocated to such Model Allocation.

     c) If you are currently participating in our DCA program (by transferring from the DCA fixed account investment option into your particular Model Allocation), such DCA program may continue and new payments may be allocated to such Model Allocation. You may transfer monies out of the Model Allocation in which you are currently invested to one of the Portfolios provided 100% of such monies are transferred. When such a transfer is made, the Portfolios are the available investment options and the Model Allocations are no longer available for transfers or payments.


You should consult with your financial advisor to assist you in determining which model allocation or investment option available with GPP is best suited for your financial needs and risk tolerance.



Model Allocations. The following eight Model Allocations are available with GPP for contract issued prior to August 16, 2004 as noted above. The percentages indicated in the table are the percentage allocations of each portfolio within the Model Allocation.



                                               PERCENTAGE
                                                   OF
       MODEL ALLOCATION NAME                   ALLOCATION             PORTFOLIO NAME
       ---------------------                   ----------             --------------
Scudder Conservative Income Strategy             64.00%      Scudder Fixed Income
                                                  5.00%      Scudder High Income
                                                  5.00%      Scudder Strategic Income
                                                  3.00%      Scudder International
                                                  3.00%      SVS Eagle Focused Large Cap Growth
                                                  3.00%      SVS Janus Growth And Income
                                                  3.00%      SVS MFS Strategic Value
                                                  2.00%      Scudder Blue Chip
                                                  2.00%      Scudder Growth And Income
                                                  2.00%      Scudder Real Estate Securities
                                                  1.00%      Scudder Large Cap Value
                                                  1.00%      Scudder Global Discovery
                                                  1.00%      Scudder Growth
                                                  1.00%      Scudder International Select Equity
                                                  1.00%      Scudder Small Cap Growth
                                                  1.00%      SVS Davis Venture Value
                                                  1.00%      SVS Dreman High Return Equity
                                                  1.00%      SVS Dreman Small Cap Value

Scudder Growth Strategy                          14.00%      Scudder International
                                                 13.00%      SVS MFS Strategic Value
                                                 11.00%      Scudder Fixed Income
                                                 10.00%      SVS Eagle Focused Large Cap Growth
                                                  8.00%      SVS Davis Venture Value
                                                  6.00%      Scudder Growth And Income
                                                  5.00%      Scudder Blue Chip
                                                  5.00%      SVS Janus Growth And Income
                                                  4.00%      Scudder Growth
                                                  4.00%      Scudder Real Estate Securities
                                                  3.00%      Scudder Large Cap Value
                                                  3.00%      SVS Dreman High Return Equity
                                                  3.00%      SVS Dreman Small Cap Value
                                                  3.00%      SVS Oak Strategic Equity
                                                  2.00%      Scudder Global Discovery
                                                  2.00%      Scudder International Select Equity
                                                  2.00%      Scudder Small Cap Growth
                                                  1.00%      Scudder High Income

                                               PERCENTAGE
                                                   OF
       MODEL ALLOCATION NAME                   ALLOCATION             PORTFOLIO NAME
       ---------------------                   ----------             --------------
                                                  1.00%      Scudder Strategic Income

Scudder Growth & Income Strategy                 32.00%      Scudder Fixed Income
                                                  9.00%      Scudder International
                                                  9.00%      SVS MFS Strategic Value
                                                  7.00%      SVS Eagle Focused Large Cap Growth
                                                  4.00%      Scudder Blue Chip
                                                  4.00%      Scudder Growth And Income
                                                  4.00%      SVS Davis Venture Value
                                                  4.00%      SVS Janus Growth And Income
                                                  3.00%      Scudder Large Cap Value
                                                  3.00%      Scudder Growth
                                                  3.00%      Scudder High Income
                                                  3.00%      Scudder Real Estate Securities
                                                  3.00%      SVS Oak Strategic Equity
                                                  2.00%      Scudder Global Discovery
                                                  2.00%      Scudder International Select Equity
                                                  2.00%      Scudder Small Cap Growth
                                                  2.00%      Scudder Strategic Income
                                                  2.00%      SVS Dreman High Return Equity
                                                  2.00%      SVS Dreman Small Cap Value

Scudder Income & Growth Strategy                 46.00%      Scudder Fixed Income
                                                  7.00%      SVS MFS Strategic Value
                                                  6.00%      Scudder International
                                                  6.00%      SVS Eagle Focused Large Cap Growth
                                                  4.00%      Scudder High Income
                                                  4.00%      SVS Janus Growth And Income
                                                  3.00%      Scudder Blue Chip
                                                  3.00%      Scudder Growth And Income
                                                  3.00%      Scudder Strategic Income
                                                  3.00%      SVS Davis Venture Value
                                                  2.00%      Scudder Large Cap Value
                                                  2.00%      Scudder Global Discovery
                                                  2.00%      Scudder Growth
                                                  2.00%      Scudder International Select Equity
                                                  2.00%      Scudder Real Estate Securities
                                                  2.00%      SVS Dreman High Return Equity
                                                  2.00%      SVS Dreman Small Cap Value
                                                  1.00%      Scudder Small Cap Growth

Growth Focus                                     40.00%      Scudder Fixed Income
                                                 15.00%      Scudder Capital Growth
                                                 15.00%      SVS Eagle Focused Large Cap Growth
                                                 15.00%      SVS Janus Growth And Income
                                                 15.00%      SVS Oak Strategic Equity

Sector Focus                                     40.00%      Scudder Fixed Income
                                                 15.00%      Scudder Health Sciences
                                                 15.00%      Scudder Real Estate Securities
                                                 15.00%      Scudder Technology Growth
                                                 15.00%      SVS Dreman Financial Services

US All-Capitalization                            40.00%      Scudder Fixed Income
                                                 15.00%      Scudder Capital Growth

                                               PERCENTAGE
                                                   OF
       MODEL ALLOCATION NAME                   ALLOCATION             PORTFOLIO NAME
       ---------------------                   ----------             --------------
                                                 15.00%      Scudder Small Cap Growth
                                                 15.00%      SVS MFS Strategic Value
                                                 15.00%      SVS Turner Mid Cap Growth

Value Focus                                      40.00%      Scudder Fixed Income
                                                 15.00%      Scudder Large Cap Value
                                                 15.00%      SVS Davis Venture Value
                                                 15.00%      SVS Dreman High Return Equity
                                                 15.00%      SVS MFS Strategic Value



If you select one of the Model Allocations available with GPP there is no assurance that your contract value will not lose money or that investment results will not experience volatility. Your investment performance will depend on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and when redeemed, may be worth more or less than your original investment. Each Model Allocation is not a fund-of-funds. For more information regarding each Portfolio that comprises the Model Allocations, including information relating to each Portfolio's investment objectives, policies and restrictions, and the risks of investing in each Portfolio, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" section of this Prospectus as well as the Portfolio's Prospectus. The Portfolio's Prospectus should be read carefully before investing.


We reserve the right to restrict investment options at any time. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.


Termination. The owner may not terminate the GPP rider. However, GPP will terminate automatically upon the earliest of:


     a)   depletion of the GWB;

     b)   the Maturity Date;

     c) when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;


     d)   depletion of the contract value, unless GPP is in its Settlement
          Phase; or



     e)   termination of the contract.



GPP Fee. To compensate us for assuming risks associated with GPP, we charge an annual fee on each Contract Anniversary. The GPP fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-Up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The GPP fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The GPP fee will not be deducted during GPP's settlement phase or after the Maturity Date.



We reserve the right to increase the GPP fee on the effective date of each Step-Up. In no event will the GPP fee exceed 0.75%.



If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the GPP fee from the amount otherwise payable. The GPP fee will be determined based on the Adjusted GWB. For purposes of determining the GPP fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.


If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues, for purposes of this "GPP Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.


Examples.

Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                                                                         GWB ON
CONTRACT          PURCHASE                  WITHDRAWAL                 CONTRACT
  YEAR            PAYMENTS        GWA         TAKEN        BONUS      ANNIVERSARY
  ----            --------        ---         -----        -----      -----------
At issue           100,000                                              100,000
    1                    0       5,000        5,000          0           95,000
    2                    0       5,000        5,000          0           90,000
    3                    0       5,000        5,000          0           85,000
    4                    0       5,000        5,000          0           80,000
    5                    0       5,000        5,000          0           75,000
   10                    0       5,000        5,000          0           50,000
   20                    0       5,000        5,000          0                0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                             GWA AFTER                                GWB ON
CONTRACT        PURCHASE    PURCHASE    WITHDRAWAL                  CONTRACT
  YEAR          PAYMENTS     PAYMENT       TAKEN       BONUS      ANNIVERSARY
  ----          --------     -------       -----       -----      -----------
At issue        100,000                                             100,000
    1                 0       5,000           0        5,000        105,000
    2            10,000       5,750           0        5,500        120,500
    3                 0       6,025       6,025            0        114,475
    4                 0       6,025           0        5,500        119,975
    5                 0       6,025           0        5,500        125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).


                                                       HYPOTHETICAL
                             GWA                         CONTRACT
                            AFTER                        VALUE ON                     GWB ON
CONTRACT    PURCHASE      PURCHASE      WITHDRAWAL       CONTRACT                    CONTRACT
  YEAR      PAYMENTS       PAYMENT        TAKEN         ANNIVERSARY      BONUS      ANNIVERSARY
  ----      --------       -------        -----         -----------      -----      -----------
At issue    100,000                                                                   100,000
    1             0         5,000          5,000          101,700          0           95,000
    2             0         5,000          5,000          103,534          0           90,000
    3             0         5,000          5,000          105,511          0          105,781*
    4             0         5,289          5,289           94,629          0          100,492
    5             0         5,289         10,000           79,596          0           79,898*



     *    Steps-Up or resets to contract value before the GPP fee is deducted.]

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolio that are described in the accompanying Prospectus of the Portfolios. For information on the GRIB and GRIB II Rider Fees, see "Guaranteed Retirement Income Benefits" above.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

     - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

     - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than three years. Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT                          WITHDRAWAL CHARGE PERCENTAGE
----------------------------                          ----------------------------
              0                                                    6%
              1                                                    5%
              2                                                    4%
              3+                                                   0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B.

ADMINISTRATION FEE

================================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.
================================================================================

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

TAXES

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

     -    establishment or maintenance of the Variable Account,

     -    receipt of purchase payments,

     -    issuance of the contacts, or

     - commencement or continuance of annuity benefit payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

EXPENSES OF DISTRIBUTING CONTRACTS


STANDARD COMPENSATION. John Hancock Distributors, LLC ("JHD LLC") pays broker-dealers who have selling agreements with JHD LLC compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by JHD LLC to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. JHD LLC intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)



The amount and timing of compensation JHD LLC may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 6.00% of purchase payments or 1.20% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, JHD LLC may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.



ADDITIONAL COMPENSATION AND REVENUE SHARING. JHD LLC and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to JHD LLC or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, JHD LLC may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.


FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

     - the contract must be owned by an individual (or treated as owned by an individual),

     - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

     - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

     - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

     - contracts acquired by an estate of a decedent by reason of the death of the decedent,

     -    certain qualified contracts,

     - certain contracts purchased by employers upon the termination of certain qualified plans,

     - certain contracts used in connection with structured settlement agreements, and

     - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

The contract provides a death benefit and an optional death benefit, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market value adjustment might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment is treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

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

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

     (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

     (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

     - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

     - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

     - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

     - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

     - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals prior to age 59 1/2 may incur a 10% IRS penalty tax.
================================================================================

There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

     - received on or after the date on which the contract owner reaches age 59 1/2;

     - attributable to the contract owner becoming disabled (as defined in the tax law);

     - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

     - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIB or GRIB II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the GRIB benefit, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth
IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

     - received on or after the date on which the contract owner reaches age 59 1/2,

     - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some payments for Federal income tax payments.
================================================================================

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================


JHD LLC is a Delaware limited liability company that is controlled by John Hancock USA. JHD LLC is the principal underwriter and exclusive distributor of the contracts. JHD LLC is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. JHD LLC is located at 601 Congress Street, Boston, Massachusetts 02110.



We have entered into an Underwriting and Distribution Agreement with JHD LLC where we appointed JHD LLC the principal underwriter and exclusive representative for the distribution of all insurance products and authorized JHD LLC to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and JHD LLC to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES


Your inquiries should be directed to our Annuity Service Office mailing address at John Hancock Life Insurance Company of New York, Annuity Service Office, P.O. Box 55077, Boston, Massachusetts 02205-8225.


CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


VOTING INTEREST

As stated above under "Portfolios" we will vote shares of the Portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each Portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by us.

ANNUITY SERVICE OFFICE: The mailing address of our service office is P.O. Box 55077, Boston, Massachusetts 02205-5013

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

THE CODE:  The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY:  The anniversary of the contract date.

CONTRACT DATE:  The date of issue of the contract.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

     -    A certified copy of a death certificate;

     - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     -    Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at our Annuity Service Office.

FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT ACCOUNT VALUE: The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS:  The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.

MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

NET PURCHASE PAYMENT:  The purchase payment less the amount of premium tax.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed. . The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD:  The period when we make annuity benefit payments to you.

PORTFOLIO OR TRUST PORTFOLIO: Mutual funds in which the Variable Account invests, or of any successor mutual fund.

PURCHASE PAYMENT: An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS:  Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT: A segregated account of ours that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION DATE: Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT:  The Variable Account, which is a separate account of ours.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                                      WITHDRAWAL CHARGE
CONTRACT             HYPOTHETICAL        FREE WITHDRAWAL          PAYMENTS       ----------------------------
  YEAR              CONTRACT VALUE           AMOUNT              LIQUIDATED      PERCENT               AMOUNT
  ----              --------------           ------              ----------      -------               ------
   1                    55,000               5,000 (A)             50,000           6%                  3,000
   2                    50,500               5,000 (B)             45,500           5%                  2,275
   3                    60,000              10,000 (C)             50,000           4%                  2,000
   4                    70,000              20,000 (D)             50,000           0%                      0

(A) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(B) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(D) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                                       WITHDRAWAL CHARGE
 HYPOTHETICAL      PARTIAL WITHDRAWAL     FREE WITHDRAWAL         PAYMENTS        ----------------------------
CONTRACT VALUE         REQUESTED              AMOUNT             LIQUIDATED       PERCENT               AMOUNT
--------------         ---------              ------             ----------       -------               ------
    65,000               2,000                15,000 (A)                0           5%                      0
    49,000               5,000                 3,000 (B)            2,000           5%                    100
    52,000               7,000                 4,000 (C)            3,000           5%                    150
    44,000               8,000                     0 (D)            8,000           5%                    400

The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                        APPENDIX C: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

The contract may be issued with certain death benefit or an optional benefit such as GRIB II. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as GRIB II, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

     -    made after the owner attains age 59 1/2;

     -    made after the owner's death;

     -    attributable to the owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.

As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as GRIB II, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice. If the contract is issued with certain death benefit or an optional benefit such as GRIB II, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as GRIB II, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

     -    earnings on those contributions, and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                  APPENDIX U: TABLES OF ACCUMULATION UNIT VALUE

Appendix U contains the following two accumulation unit value tables:

     (1) a table reflecting the fees for the optional Annual Step-Up Death Benefit,

     (2) a table not reflecting the fees for the optional Annual Step-Up Death Benefit.

Please note that GRIB II fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                      REPLACE PAGE WITH UNIT VALUE TABLES

                          SUPPLEMENT TO PROSPECTUS FOR
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (formerly, The Manufacturers Life Insurance Company of New York Separate
                                   Account A)
                                DATED MAY 1, 2005



Fixed Account Investment Options



For contracts purchased on and after May 5, 2003: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.



                   The date of this Supplement is May 1, 2005

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A


                                       OF


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
s                                NON-PARTICIPATING


This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013 or by telephoning (877) 391-3748.



                 John Hancock Life Insurance Company of New York
                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                                 (877) 391-3748
                          [www.johnhancocknewyork.com]



             Statement of Additional Information dated May 1, 2005.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.........................................     3
ACCUMULATION UNIT VALUE TABLES..........................................     3
SERVICES................................................................     3
    Independent Auditors................................................     3
    Servicing Agent.....................................................     3
    Principal Underwriter...............................................     3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS...............................     1

GENERAL INFORMATION AND HISTORY


John Hancock Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") (formerly, the Manufacturers Life Insurance Company of New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. We are a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") (Formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of John Hancock USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES

INDEPENDENT AUDITORS


The financial statements of John Hancock Life Insurance Company of New York at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2004, and for each of the two years in the period ended December 31, 2004, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

            daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

            semimonthly commission statements;

            monthly summaries of agent production and daily transaction reports;

            semiannual statements for contract owners;

            and annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


John Hancock Distributors, LLC ("JHD LLC") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JHD LLC in 2004, 2003 and 2002 were $____, $293,120,491 and $275,138,774 , respectively. JHD LLC did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS

[[TO BE UPDATED BY AMENDMENT]]

                               REPLACE PAGE WITH:

                            MNY CORPORATE FINANCIALS

                        MNY SEPARATE ACCOUNT A FINANCIALS

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

  DATE OF CHANGE                          OLD NAME                                                NEW NAME
------------------  ----------------------------------------------------  ----------------------------------------------------
October 1, 1997     FNAL Variable Account                                 The Manufacturers Life Insurance Company of New York
                                                                          Separate Account A
October 1, 1997     First North American Life Assurance Company           The Manufacturers Life Insurance Company of New York
November 1, 1997    NAWL Holding Co., Inc.                                Manulife-Wood Logan Holding Co., Inc.
September 24, 1999  Wood Logan Associates, Inc.                           Manulife Wood Logan, Inc
January 1, 2005     The Manufacturers Life Insurance Company of New       John Hancock Life Insurance Company of New York
                    York Separate Account A                               Separate Account A
January 1, 2005     The Manufacturers Life Insurance Company of New York  John Hancock Life Insurance Company of New York
                                                                          Separate Account A.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets.

                                    * * * * *

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement). TO BE FILED BY AMENDMENT

            (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement). TO BE FILED BY AMENDMENT

      (b)   Exhibits

            (1)   (a)   Resolution of the Board of Directors of First North
                        American Life Assurance Company establishing the FNAL
                        Variable Account - incorporated by reference to Exhibit
                        (b)(1)(a) to Form N-4, File No. 33-46217 filed February
                        25, 1998.

                  (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit
                        (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25, 1998.

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (a)   Underwriting and Distribution Agreement between The
                        Manufacturers Life Insurance Company of New York
                        (Depositor) and Manufacturers Financial Securities LLC
                        (Underwriter)-incorporated by reference to Exhibit
                        (b)(3)(a) to the Registrant's Initial Registration
                        Statement on Form N-4 File, No.333-83558, filed February
                        28, 2002.

                  (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Financial Securities LLC (Underwriter) and General
                        Agents-incorporated by reference to Exhibit (b)(3)(b) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

            (4)   (a)   (i)   Form of Specimen Flexible Purchase Payment
                              Individual Deferred Combination Fixed and Variable
                              Annuity Contract, Non-Participating (v24) - incorporated by reference to Exhibit (b)(4)(a)(i) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28,
                              2002.

            (5)   (a)   (i)   Form of Specimen Application for Flexible Purchase
                              Payment Individual Deferred Combination Fixed and
                              Variable Annuity Contract, Non-Participating (v24)
                              - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's
                              Registration Statement on Form N-4 File,
                              No.33-79112, filed February 25, 2000.

            (6)   (a)   (i)   Declaration of Intention and Charter of First
                              North American Life Assurance Company -
                              incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's
                              Registration Statement on Form N-4 File,
                              No.33-46217, filed February 25, 1998.

                        (ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                        (iii) Certificate of Amendment of the Declaration of
                              Intention and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit
                        (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

            (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

            (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - incorporated by reference to Exhibit
                        (b)(3)(a) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

                  (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered- Incorporated by reference to Exhibit (A)(9) to pre-effective amendment no. 1 to this registration statement filed on September 6, 2002.

            (10)  Written consent of Ernst & Young LLP - TO BE FILED BY
                  AMENDMENT

            (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

            (13) Schedules of computations - Incorporated by reference to Exhibit (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

            (14)  (a)   Power of Attorney - The Manufacturers Life Insurance
                        Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York
                        Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

                  (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

                  (c)   Power of Attorney, James D. Gallagher and James R. Boyle
                        - incorporated by reference to Exhibit (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

                  (d) Power of Attorney, Robert Cook - previously filed as Exhibit (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

                  (e) Power of Attorney, Bradford J. Race, Jr. - incorporated by reference to Exhibit (b)(14)(e) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

                  (f) Power of Attorney, Joseph M. Scott - Incorporated by reference to Exhibit (b) (14) (f) to the registration statement on Form N-4, File No. 333-79112, filed April, 2003.

                  (g) Power of Attorney, Alison Alden, Marc Costantini and Bruce Speca - Incorporated by reference to Exhibit (b)
                        (14) (g) to the registration statement on Form N-4, File No. 333-79112, filed February 26, 2004.

                  (h)   Power of Attorney, Richard Harris - FILED HEREWITH

Item 25. Directors and Officers of the Depositor.

    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                         POSITION WITH
NAME AND PRINCIPAL BUSINESS ADDRESS       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
Alison Alden                         Director
73 Tremont Street
Boston, MA 02108

Bruce Avedon                         Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                      Director
3 Robin Drive
Rochester, NY 14618

James R. Boyle                       Director
500 Boylston Street
Boston, MA 02116

Robert Cook                          Director
73 Tremont Street
Boston, MA 02108

Marc Costantini                      Director
73 Tremont Street
Boston, MA 02108

John D. DesPrez III                  Director and Chairman
73 Tremont Street
Boston, MA 02108

    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                         POSITION WITH
NAME AND PRINCIPAL BUSINESS ADDRESS       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
Ruth Ann Fleming                     Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                   Director and President
73 Tremont Street
Boston, MA 02108

David W. Libbey                      Treasurer
500 Boylston Street
Boston, MA 02116

Neil M. Merkl, Esq.                  Director
35-35 161st Street
Flushing, NY 11358

Joseph M. Scott                      Director
73 Tremont Street
Boston, MA 02108

Bruce Speca                          Director
73 Tremont Street
Boston, MA 02108

Bradford J. Race Jr                  Director
136 East 64th Street
New York, NY 10021

Nicole Humblias                      Assistant Vice President and Chief Administrative Officer
73 Tremont Street
Boston, MA  02108

Kim Ciccarelli                       Secretary & Counsel
73 Tremont Street
Boston, MA 02108

Richard Harris                       Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                               AS OF JUNE 30, 2004

                                                                LEGAL   % OF    JURISDICTION OF
                          AFFILIATE                              ID    EQUITY    INCORPORATION
                          ---------                             -----  ------   ----------------
MANULIFE FINANCIAL CORPORATION                                     2      100   CANADA
  John Hancock Financial Services, Inc.                            3      100   Delaware
  The Manufacturers Life Insurance Company                         1      100   Canada
     Manulife Bank of Canada                                      58      100   Canada
     Manulife Financial Services Inc.                            199      100   Canada
     Manulife Securities International Ltd.                       79      100   Canada
     Enterprise Capital Management Inc.                                    20   Ontario
     Cantay Holdings Inc.                                         51      100   Ontario
     FNA Financial Inc.                                          115      100   Canada
       Elliot & Page Limited                                     116      100   Ontario
     NAL Resources Limited                                       117      100   Alberta
     3550435 Canada Inc.                                         107      100   Canada
       MFC Insurance Company Limited                             106      100   Canada
       FCM Holdings Inc.                                         104      100   Philippines
     Manulife Canada Ltd.                                        157      100   Canada
     1293319 Ontario Inc.                                        170      100   Ontario
     3426505 Canada Inc.                                         161      100   Canada
     Canaccord Capital Inc.                                             13.07   British Columbia
     Manulife International Capital Corporation Limited          135      100   Ontario
       Golf Town Canada Inc.                                            43.43   Canada
       Regional Power Inc.                                       136       80   Canada
       Avotus Corp.                                                     10.36   Canada
     First North American Insurance Company                      111      100   Canada
     JLOC Holding Company                                                  30   Cayman Islands
     Opportunity Finance Company                                           30   Cayman Islands
     Resolute Energy Inc.                                                11.5   Alberta
     SEAMARK Asset Management Ltd.                               118    35.01   Canada
     NAL Resources Management Limited                            120      100   Canada
       1050906 Alberta Ltd.                                      127      100   Alberta
     PK Liquidating Company II, LLC                                        18   Delaware
     Intrepid Energy Corp.                                                 19   Alberta
     Manulife Data Services Inc.                                  81      100   Barbados
     Micro Optics Design Corporation                                    17.69   Nevada
     Innova LifeSciences Corporation                                    15.79   Ontario
     2015401 Ontario Inc.                                        140      100   Ontario
     2015500 Ontario Inc.                                        154      100   Ontario
     MFC Global Investment Management (U.S.A.) Limited           156      100   Canada
     Cavalier Cable, Inc.(2)                                               78   Delaware
     2024385 Ontario Inc.                                        153      100   Ontario
     6212344 Canada Limited                                      272      100   Canada
     NALC Holdings Inc.(3)                                       103       50   Ontario
     Manulife Holdings (Alberta) Limited                         201      100   Alberta

                                                                LEGAL   % OF    JURISDICTION OF
                          AFFILIATE                              ID    EQUITY    INCORPORATION
                          ---------                             -----  ------   ----------------
  Manulife Holdings (Delaware) LLC                               205      100   Delaware
    The Manufacturers Investment Corporation                      87      100   Michigan
      Manulife Reinsurance Limited                                67      100   Bermuda
        Manulife Reinsurance (Bermuda) Limited                   203      100   Bermuda
      The Manufacturers Life Insurance Company (U.S.A.)           19      100   Michigan
        Manulife Service Corporation                               7      100   Colorado
        Manulife Financial Securities LLC                          5      100   Delaware
        Manufacturers Securities Services, LLC(4)                 97       60   Delaware
        The Manufacturers Life Insurance Company of New York      94      100   New York
        The Manufacturers Life Insurance Company of America       17      100   Michigan
        Aegis Analytical Corporation                                    15.41   Delaware
        Manulife Property Management of Washington, D.C., Inc.            100   Wash., D.C.
        ESLS Investment Limited, LLC                                       25   Ohio
        Polymerix Corporation                                            11.4   Delaware
        Ennal, Inc.                                              124      100   Delaware
        Avon Long Term Care Leaders LLC                          158      100   Delaware
        Ironside Venture Partners I LLC                          196      100   Delaware
           NewRiver Investor Communications Inc.                        11.29   Delaware
        Ironside Venture Partners II LLC                         197      100   Delaware
        Flex Holding, LLC                                                27.7   Delaware
           Flex Leasing I, LLC                                          99.99   Delaware
        Manulife Leasing Co., LLC                                150       80   Delaware
        Dover Leasing Investments, LLC                                     99   Delaware
MFC Global Fund Management (Europe) Limited                       64      100   England
  MFC Global Investment Management (Europe) Limited                       100   England
WT (SW) Properties Ltd.                                           82      100   England
Manulife Europe Ruckversicherungs-Aktiengesellschaft             138      100   Germany
Manulife International Holdings Limited                          152      100   Bermuda
  Manulife Provident Funds Trust Company Limited                 163      100   Hong Kong
  Manulife Asset Management (Asia) Limited                        78      100   Barbados
    Manulife Asset Management (Hong Kong) Limited                         100   Hong Kong
    P.T. Manulife Aset Manajemen Indonesia                       141       85   Indonesia
      P.T. Buanadaya Sarana Informatika(5)                                 96   Indonesia
  Manulife (International) Limited                                28      100   Bermuda
    Manulife-Sinochem Life Insurance Co. Ltd.                     43       51   China
Manulife (Vietnam) Limited                                       188      100   Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.              164      100   Philippines
  FCM Plans, Inc.                                                155      100   Philippines
  Manulife Financial Plans, Inc.                                 187      100   Philippines

P.T. Asuransi Jiwa Manulife Indonesia                             42       71   Indonesia
             P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                75      100   Indonesia
               P.T. ASURANSI JIWA MANULIFE PRIMA(6)                      90.4   Indonesia
                 P.T. ASURANSI JIWA MANULIFE INTI(7)                     95.9   Indonesia
Manulife (Singapore) Pte. Ltd.                                    14      100   Singapore
Manulife Holdings (Bermuda) Limited                              147      100   Bermuda
  Manulife Management Services Ltd.                              191      100   Barbados
  Manufacturers P&C Limited                                       36      100   Barbados

                                                                LEGAL   % OF    JURISDICTION OF
                          AFFILIATE                              ID    EQUITY    INCORPORATION
                          ---------                             -----  ------   ----------------
Manulife European Holdings 2003 (Alberta) Limited                202      100   Alberta
  Manulife European Holdings (Bermuda) Limited                   270      100   Bermuda
    Manulife European Investments (Luxembourg) S.a.r.l.          271      100   Luxembourg
      Manulife Hungary Holdings Limited(8).                      149       99   Hungary
MLI Resources Inc.                                               193      100   Alberta
  Manulife Life Insurance Company(9)                             180       35   Japan
    MFC Global Investment Management (Japan) Limited             208      100   Japan
  Manulife Century Investments (Bermuda) Limited                 172      100   Bermuda
    Manulife Century Investments (Luxembourg) S.A.               173      100   Luxembourg
      Manulife Century Investments (Netherlands) B.V.            174      100   Netherlands
        Manulife Premium Collection Co., Ltd.(10).               178       57   Japan
        Y.K. Manulife Properties Japan                           142      100   Japan
        Manulife Century Holdings (Netherlands) B.V.             195      100   Netherlands

Item 27. Number of Contract Owners.

As of DECEMBER 31, 2004 there were _____ qualified and _____ non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.
The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a. Set forth below is information concerning other investment companies for which Manulife Financial Securities LLC, the principal underwriter of the contracts, acts as principal underwriter.

                  NAME OF INVESTMENT COMPANY                         CAPACITY IN WHICH ACTING
                  --------------------------                         ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H       Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I       Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J       Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K       Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M       Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A    Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B    Principal Underwriter

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

      *Principal business office is 601 Congress Street, Boston, MA 02210

      **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

      ***Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.    None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3)   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(5) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

(6) 9.6% of P.T. Asuransi Jiwa Manulife Prima is owned by P.T. Buanadaya Sarana Informatika.

(7) 4.1% of P.T. Asuransi Jiwa Manulife Inti is owned by P.T. Buanadaya Sarana Informatika.

(8)   1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(9) 32.5% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(10.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
      Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 28th day of February, 2005.


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By:   JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
      (Depositor)

By:   /s/James D. Gallagher
      -------------------------
      James D. Gallagher
      President

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By:   /s/James D. Gallagher
      -------------------------
      James D. Gallagher
      President

Product Name: NY Venture III & NY Wealthmark ML3
File Number: 333-83558


                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of February, 2005.



         Signature                               Title
         ---------                               -----
* /s/ James D. Gallagher             President
---------------------------          (Principal Executive Officer)
James D. Gallagher


* /s/ Peter Copestake                Treasurer
---------------------------          (Principal Financial Officer)
Peter Copestake


*                                    Director
---------------------------
Alison Alden

*                                    Director
---------------------------
Bruce Avedon

*                                    Director
---------------------------
Thomas Borshoff

*                                    Director
---------------------------
James R. Boyle

*                                    Director
---------------------------
Robert Cook

*                                    Director
---------------------------
Marc Costantini

*                                    Director
---------------------------
John D. DesPrez III

*                                    Director
---------------------------
Ruth Ann Fleming

*                                    Director
---------------------------
Neil M. Merkl

*                                    Director
---------------------------
Bradford J. Race, Jr.


*                                    Director
---------------------------
Joseph M. Scott

*                                    Director
---------------------------
Bruce R. Speca


* /s/ Kimberly S. Ciccarelli
----------------------------
KIMBERLY S. CICCARELLI
Pursuant to Power of Attorney


                                  EXHIBIT INDEX

 ITEM NO.                              DESCRIPTION
 --------                              -----------
24(b)(14(h)                Power of Attorney - Richard Harris